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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08405

Evergreen Select Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 6 of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund, Evergreen Prime Cash Management Money Market Fund for the quarter ended November 30, 2004. These 6 series have February 28 fiscal year end.

Date of reporting period:	November 30, 2004

Item 1 — Schedule of Investments

EVERGREEN INSTITUTIONAL 100% TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury Bills:[1]
1.55%, 12/09/2004	$59,201,000	$59,195,685
1.56%, 12/09/2004	30,000,000	29,989,633
1.57%, 12/23/2004	34,623,000	34,601,332
1.60%, 12/23/2004	22,428,000	22,406,139
1.65%, 12/23/2004	4,513,000	4,508,463
1.70%, 12/23/2004	25,000,000	24,973,982
1.75%, 12/30/2004	22,222,000	22,190,673
1.78%, 12/02/2004	15,443,000	15,442,237
1.80%, 12/16/2004	15,847,000	15,835,115
1.82%, 12/02/2004	29,210,000	29,208,527
1.84%, 01/06/2005	40,000,000	39,926,400
1.86%, 12/30/2004	9,907,000	9,892,196
1.87%, 12/09/2004	25,041,000	25,030,608
1.88%, 12/09/2004	20,000,000	19,991,667
1.89%, 01/06/2005	8,719,000	8,702,521
1.91%, 12/16/2004	2,472,000	2,470,033
1.95%, 12/23/2004	84,034,000	83,933,860
1.85%, 01/20/2005	4,652,000	4,640,047
U.S. Treasury Notes:
1.625%, 09/30/2005	73,736,000	73,681,969
1.75%, 12/31/2004	65,000,000	64,990,151
1.875%, 11/30/2005	20,000,000	19,874,519
6.50%, 08/15/2005	10,000,000	10,308,935

Total Investments (cost $621,794,692) 100.0%		621,794,692
Other Assets and Liabilities 0.0%		149,739

Net Assets 100.0%		$621,944,431

[1]	Rate shown represents the yield to maturity at date of purchase.

On November 30, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[1]

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSITS 2.5%
Deutsche Bank AG, 1.53%, 05/06/2005	$225,000,000	$225,000,000
State Street Corp., 2.00%, 12/01/2004	154,517,767	154,517,767

Total Certificates of Deposits (cost $379,517,767)		379,517,767

COMMERCIAL PAPER 45.8%
Asset-Backed 45.8%
Amstel Funding Corp., 1.86%, 12/07/2004	50,000,000	49,984,500
ASAP Funding, Ltd.:
1.93%, 12/06/2004	100,000,000	99,973,194
1.95%, 12/13/2004	50,000,000	49,967,500
1.98%, 12/01/2004	50,000,000	50,000,000
2.02%, 12/06/2004	107,779,000	107,748,762
2.09%, 12/14/2004	57,000,000	56,956,981
2.13%, 12/20/2004	65,000,000	64,926,929
2.14%, 12/20/2004	30,000,000	29,966,117
Bavaria Funding Corp.:
2.01%, 12/02/2004	43,825,000	43,822,553
2.07%, 12/14/2004	100,000,000	99,925,250
2.21%, 12/30/2004	54,750,000	54,652,530
Blue Heron Funding Corp.:
2.17%, 12/21/20041	50,000,000	50,000,000
2.21%, 12/25/20041	50,000,000	50,000,000
Check Point Charlie, Inc.:
1.90%, 12/09/2004	50,000,000	49,978,889
2.10%, 12/20/2004	87,000,000	86,903,575
2.17%, 12/21/2004	30,000,000	29,963,833
Citibank Credit Card Corp.:
1.81%, 12/07/2004	50,000,000	49,984,917
2.01%, 12/27/2004	50,000,000	49,927,417
2.03%, 12/08/2004	50,000,000	49,980,264
2.10%, 12/27/2004	106,000,000	105,839,233
Compass Securitization LLC, 2.08%, 12/20/2004	30,000,000	29,967,067
Concord Minutemen Capital Co., LLC:
2.06%, 12/08/2004	34,990,000	34,990,000
2.10%, 12/14/2004	100,000,000	100,000,000
Credit Suisse First Boston:
2.19%, 12/29/2004	100,000,000	99,829,667
2.57%, 11/10/2005	100,000,000	100,000,000
2.74%, 12/09/2005	125,000,000	125,000,000
Crown Point Capital Co., 2.00%, 12/06/2004	82,149,000	82,126,181
Descartes Funding Trust, 2.10%, 12/15/2004	100,000,000	100,000,000
Discover Card Financial, 2.00%, 12/01/2004	130,430,000	130,430,000
Edison Asset Securitization LLC, 1.80%, 12/06/2004	42,714,000	42,703,321
Eiffel Funding LLC, 1.80%, 12/08/2004	37,500,000	37,486,875
Fairway Finance Corp., 2.17%, 12/31/2004	70,114,000	69,987,211
First Tennessee Bank:
2.05%, 12/15/2004	50,000,000	50,000,000
2.75%, 12/13/2005	75,000,000	75,000,000
Ford Motor Credit Corp., 2.00%, 12/22/2004	64,000,000	63,925,333
Galaxy Funding, Inc., 1.80%, 12/06/2004	50,000,000	49,987,500
Gemini Securitization Corp.:
1.89%, 12/13/2004	35,000,000	34,977,950
2.09%, 12/20/2004	32,169,000	32,133,516
2.10%, 12/21/2004	75,000,000	74,912,500
Giro Balanced Funding Corp.:
2.06%, 12/17/2004	51,733,000	51,685,635
2.16%, 12/27/2004	156,967,000	156,722,131
[1]

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Grampian Funding Corp.:
1.71%, 12/01/2004	$100,000,000	$100,000,000
2.09%, 12/23/2004	119,000,000	118,848,011
High Peak Funding Corp.:
2.06%, 12/09/2004	40,000,000	39,981,689
2.20%, 12/27/2004	19,400,000	19,369,176
Lake Constance Funding:
1.79%, 12/07/2004	75,000,000	74,977,625
2.06%, 12/17/2004	100,000,000	99,908,444
Lockhart Funding LLC:
1.94%, 12/06/2004	70,238,000	70,219,075
2.09%, 12/15/2004	130,000,000	129,894,339
Mane Funding Corp.:
2.06%, 12/17/2004	80,834,000	80,759,992
2.07%, 12/17/2004	52,000,000	51,952,160
2.11%, 12/22/2004	68,459,000	68,374,738
Moat Funding LLC, 2.11%, 12/21/2004	50,000,000	49,941,389
Mortgage Interest Net Trust Plus:
2.09%, 12/15/2004	100,000,000	99,918,722
2.10%, 12/07/2004	40,000,000	39,986,000
2.11%, 12/21/2004	75,000,000	74,912,083
National Bank of Commerce, 2.15%, 12/28/2004	50,000,000	49,997,137
Neptune Funding Corp.:
1.98%, 12/01/2004	75,000,000	75,000,000
2.09%, 12/08/2004	52,000,000	51,978,918
2.14%, 12/29/2004	70,000,000	69,883,489
Northern Rock plc, 2.02%, 01/13/20051	100,000,000	100,000,000
Old Line Funding Corp., 2.10%, 12/29/2004	42,216,000	42,147,047
Park Granada LLC:
2.08%, 12/15/2004	56,000,000	55,954,702
2.10%, 12/01/2004	200,000,000	200,000,000
2.10%, 12/22/2004	148,000,000	147,897,510
Perry Global, 2.12%, 01/26/2005	50,000,000	49,835,111
Rhineland Funding Corp.:
1.90%, 12/15/2004	84,651,000	84,598,771
1.98%, 12/17/2004	20,496,000	20,477,964
2.06%, 12/06/2004	16,241,000	16,236,353
2.18%, 02/03/2005	37,992,000	37,844,760
2.29%, 01/26/2005	50,000,000	49,821,889
Scaldis Capital LLC:
1.80%, 12/07/2004	75,395,000	75,372,381
2.05%, 12/15/2004	125,000,000	124,900,347
2.10%, 12/20/2004	87,095,000	86,998,470
2.16%, 12/29/2004	97,913,000	97,748,506
2.17%, 12/29/2004	75,000,000	74,873,417
Sheffield Receivables Corp., 1.99%, 12/03/2004	181,000,000	180,988,944
Surrey Funding Corp.:
1.96%, 12/01/2004	25,000,000	25,000,000
1.98%, 12/01/2004	69,000,000	69,000,000
2.17%, 12/29/2004	60,000,000	59,898,734
Syndicated Loan Funding Trust:
2.25%, 12/18/20041	80,000,000	80,000,000
2.27%, 12/21/20041	30,000,000	30,000,000
[2]

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Thames Asset Global Securities, Inc.:
2.09%, 12/20/2004	$26,256,000	$26,227,038
2.10%, 12/20/2004	106,853,000	106,734,572
Thornburg Mortgage Capital LLC:
2.03%, 12/16/2004	30,476,000	30,450,222
2.07%, 12/03/2004	50,000,000	49,994,250
2.09%, 12/06/2004	70,000,000	69,979,681
2.11%, 12/16/2004	75,000,000	74,934,063
2.15%, 12/21/2004	50,000,000	49,940,278
Three Crowns Funding:
1.96%, 12/01/2004	50,167,000	50,167,000
2.01%, 12/01/2004	40,000,000	40,000,000
2.05%, 12/13/2004	50,169,000	50,134,718
2.05%, 12/15/2004	50,000,000	49,960,139
2.09%, 12/21/2004	34,000,000	33,960,522
2.16%, 12/28/2004	64,250,000	64,145,915
Thunder Bay Funding, Inc., 2.11%, 12/20/2004	36,698,000	36,657,133
Triple A One Funding Corp., 2.10%, 12/20/2004	67,615,000	67,540,060
UBS Bank AG, 2.76%, 12/14/2005	100,000,000	100,015,292
Windmill Funding Corp.:
2.08%, 12/20/2004	25,000,000	24,972,556
2.11%, 12/28/2004	128,900,000	128,698,654
Yorktown Capital LLC:
2.08%, 12/20/2004	100,000,000	99,890,222
2.16%, 12/30/2004	50,041,000	49,953,929

Total Commercial Paper (cost $7,052,221,468)		7,052,221,468

CORPORATE BONDS 25.9%
Asset-Backed 1.4%
Liberty Lighthouse U.S. Capital Corp., FRN:
2.09%, 12/02/20041	50,000,000	50,000,000
2.13%, 12/27/20041	50,000,000	49,999,633
Three Pillars Funding Corp., 2.17%, 12/30/2004	64,455,000	64,342,329
United States Bancorp., 4.75%, 06/30/2005	45,000,000	45,633,931

		209,975,893

Capital Markets 5.3%
Bear Stearns Co., Inc., FRN, 2.07%, 12/06/2004	125,000,000	125,000,000
Merrill Lynch & Co., Inc., FRN, 2.24%, 12/13/2004	300,000,000	300,000,000
Morgan Stanley Dean Witter, Inc.:
7.75%, 06/15/2005	86,816,000	89,267,962
FRN:
2.10%, 12/15/2004	200,000,000	199,834,833
2.22%, 12/15/2004	100,000,000	100,000,000
		814,102,795

Commercial Banks 2.6%
HBOS Treasury Services plc, FRN, 2.39%, 02/20/20051	150,000,000	150,000,000
Marshall & Ilsley Bank Corp., FRN, 2.24%, 12/20/2004	80,000,000	80,000,000
National City Corp., 7.20%, 05/15/2005	31,134,000	31,825,999
Wells Fargo Bank Corp., FRN, 2.05%, 12/02/2004	130,000,000	130,000,000

		391,825,999

[3]

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Consumer Finance 5.7%
BMW US Capital Corp. LLC:
4.23%, 06/07/2005	$100,000,000	$101,027,046
FRN, 2.16%, 12/27/2004	200,000,000	200,000,000
General Electric Capital Corp. FRN:
2.15%, 01/24/2005	150,000,000	150,117,921
2.17%, 12/09/2004	100,000,000	100,000,000
2.21%, 12/17/2004	230,000,000	230,000,000
2.36%, 01/01/2005	100,000,000	100,000,000

		881,144,967

Diversified Financial Services 4.3%
CC USA, Inc., 1.57%, 04/26/20051	50,000,000	50,000,000
Citigroup, Inc., 6.75%, 12/01/2005	41,549,000	43,180,654
Heart Property LLC, 2.14%, 12/02/2004	7,010,000	7,010,000
International Lease Finance Corp., 5.95%, 06/06/2005	56,675,000	57,758,525
Liberty Lighthouse United States Capital Co.:
2.03%, 05/20/20051	100,000,000	100,000,000
FRN, 2.05%, 12/10/20041	50,000,000	50,000,000
Sigma Finance, Inc.:
1.58%, 05/06/20051	150,000,000	150,000,000
1.64%, 01/04/2005	50,000,000	49,999,529
1.87%, 05/17/20051	60,000,000	60,000,000
Volkswagen Financial Services, FRN, 2.37%, 01/25/20051	100,900,000	100,928,649

		668,877,357

Diversified Telecommunication Services 1.7%
BellSouth Corp., 4.12%, 04/26/20051	225,000,000	227,243,700
Vodafone Airtouch plc, 7.625%, 02/15/2005	39,184,000	39,648,280

		266,891,980

Hotels, Restaurants & Leisure 0.5%
McDonald's Corp., 4.55%, 03/07/20051	75,000,000	75,609,033

Insurance 2.6%
Allstate Funding Corp., 2.27%, 12/15/2004	100,000,000	100,000,000
ING Security Life Funding Corp., FRN, 2.12%, 12/09/20041	200,000,000	200,000,000
Jackson National Life Funding, 2.25%, 12/22/2004	100,000,000	100,000,000

		400,000,000

Pharmaceuticals 0.6%
Pfizer, Inc., 2.12%, 02/04/2005	85,000,000	85,000,000

Thrifts & Mortgage Finance 1.2%
Countrywide Funding Corp. FRN:
2.47%, 02/28/2005	130,000,000	130,000,000
2.48%, 02/12/2005	60,000,000	60,034,506

		190,034,506

Total Corporate Bonds (cost $3,983,462,530)		3,983,462,530

FUNDING AGREEMENTS 5.2%
Allstate Funding Corp., 2.10%, 12/15/20041	80,000,000	80,000,000
Alpine Securitization Corp., 2.00%, 12/02/2004	125,000,000	124,993,055
Transamerica Occidental Corp.:
1.75%, 01/03/2005	65,000,000	65,000,000
2.19%, 12/01/2004	100,000,000	100,000,000
2.20%, 12/01/2004	235,000,000	235,000,000
Travelers Insurance Co., 2.12%, 01/01/2005	200,000,000	200,000,000

Total Funding Agreements (cost $804,993,055)		804,993,055

[4]

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 0.1%
Detroit, MI EDA Corp. RB, Ser. A, 2.23%, VRDN, (LOC: Bank of America) (cost $20,830,000)	$20,830,000	$20,830,000

TIME DEPOSITS 3.3%
Deutsche Bank AG:
2.45%, 10/07/2005	125,000,000	125,000,000
2.81%, 12/12/2005	100,000,000	100,000,000
Societe Generale:
1.97%, 12/01/2004	180,000,000	180,000,000
2.02%, 12/10/2004	100,000,000	99,999,131

Total Time Deposits (cost $504,999,131)		504,999,131

U.S. GOVERNMENT & AGENCY OBLIGATIONS 17.5%
FHLB:
1.55%, 05/06/2005	200,000,000	200,000,000
1.58%, 05/10/2005	85,000,000	85,000,000
1.625%, 06/15/2005	30,000,000	29,932,832
2.04%, 06/14/2005	100,000,000	100,000,000
2.50%, 11/02/2005	125,000,000	125,000,000
2.51%, 11/04/2005	50,000,000	50,000,000
2.53%, 02/11/2005	150,000,000	150,000,000
FHLMC:
1.50%, 12/21/20042	20,000,000	19,979,556
1.50%, 03/11/2005	100,000,000	100,000,000
1.80%, 07/07/2005	175,000,000	174,988,205
1.90%, 01/28/2005	125,000,000	125,000,000
2.53%, 02/11/2005	50,000,000	50,000,000
2.58%, 02/12/2005	240,000,000	239,979,152
2.62%, 01/19/2005	140,000,000	140,000,000
2.90%, 02/17/2005	100,000,000	100,000,000
2.96%, 02/24/2005	100,000,000	100,000,000
FNMA:
1.40%, 05/03/2005	50,000,000	50,000,000
1.63%, 01/03/2005	50,000,000	50,000,000
1.65%, 05/16/2005	50,000,000	50,000,000
1.75%, 05/23/2005	295,000,000	295,000,000
1.80%, 05/27/2005	50,000,000	50,000,000
2.28%, 12/15/2004	100,000,000	100,000,000
2.32%, 09/12/2005	205,000,000	205,000,000
2.50%, 01/20/2005	100,000,000	100,000,000

Total U.S. Government & Agency Obligations (cost $2,689,879,745)		2,689,879,745

	Shares	Value

MUTUAL FUND SHARES 0.1%
Citifunds Institutional Liquid Reserve Fund	4,010,829	4,010,829
Federated Prime Value Obligation Fund	5,114,558	5,114,558
Federated U.S. Treasury Cash Reserve	1,375,981	1,375,981

Total Mutual Fund Shares (cost $10,501,368)		10,501,368

Total Investments (cost $15,446,405,064) 100.4%		15,446,405,064
Other Assets and Liabilities (0.4%)		(54,701,311)

Net Assets 100.0%		$15,391,703,753

1	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
2	Rate shown represents the yield to maturity at date of purchase.

[5]

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
Summary of Abbreviations
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
LOC	Letter of Credit
RB	Revenue Bond
VRDN	Variable Rate Demand Note

Variable rate demand notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at November 30, 2004.

On November 30, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[6]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 6.8%
Airport 1.0%
Houston, TX Arpt. Sys., Ser. A, 1.87%, 01/07/2005, (Gtd. by WestLB)	$10,000,000	$10,000,000
Indianapolis Arpt. Auth., 1.75%, 12/02/2004, (Gtd. by Bank One)	9,000,000	9,000,000
Metropolitan Washington, DC Arpt. Auth. Rev. Notes, 1.85%, 01/10/2005,
(Gtd. by Bank of America)	45,900,000	45,900,000

		64,900,000

Hospital 0.4%
North Central, TX Hlth. Facs. Dev., Methodist Hosp., 1.70%, 01/05/2005,
(Gtd. by Dexia Credit Local)	27,000,000	27,000,000

Manufacturing 0.6%
Port Oakland, CA, Ser. E:
1.64%, 12/08/2004, (Gtd. by Bank of America)	10,780,000	10,780,000
1.67%, 12/03/2004, (Gtd. by Bank of America)	29,700,000	29,700,000

		40,480,000

Miscellaneous Revenue 0.4%
California Infrastructure & Econ. Dev., Salvation Army, 2.10%, 08/09/2005,
(Gtd. by Bank of America)	19,000,000	19,000,000
Sunshine Governmental Fin. Commission, FL Rev. Notes, 1.67%, 12/07/2004,
(Gtd. by Bank of Nova Scotia)	7,250,000	7,250,000

		26,250,000

Transportation 0.3%
Dallas, TX Area Rapid Trans., 1.53%, 12/03/2004, (Gtd. by Bayerische Landesbank)	13,600,000	13,600,000
Harris Cnty., TX RB, Toll Road Proj., 1.72%, 12/02/2004, (Gtd. by Dexia Credit Local)	5,980,000	5,980,000
Harris Cnty., TX Toll Road MSTR, 1.71%, 12/01/2004, (Gtd. by Dexia Credit Local)	1,325,000	1,325,000

		20,905,000

Utility 2.4%
Burke Cnty., GA Pollution Ctl., Oglethorpe Pwr., Ser. A, 1.75%, 12/03/2004,
(Gtd. by Rabobank Nederland)	10,000,000	10,000,000
City of Seattle, WA, Seattle Light & Pwr. Proj.:
1.12%, 01/04/2005, (Gtd. by JPMorgan Chase Bank)	12,500,000	12,500,000
1.30%, 01/11/2005, (Gtd. by JPMorgan Chase Bank)	4,080,000	4,080,000
1.70%, 12/07/2004, (Gtd. by JPMorgan Chase Bank)	11,020,000	11,020,000
Hawaii Dept. of Budget Fin., Hawaii Gas, 1.79%, 12/09/2004, (Gtd. by Bank of America)	17,593,000	17,593,000
Jacksonville, FL Elec. Auth. RB:
Ser. 00-A, 1.90%, 03/03/2005, (Gtd. by WestLB)	5,500,000	5,500,000
Ser. 00-B, 1.70%, 12/08/2004, (Gtd. by Landesbank Hessen)	40,100,000	40,100,000
Ser. F, 1.90%, 03/01/2005, (Gtd. by Landesbank Hessen)	40,000,000	40,000,000
South Carolina Pub. Svc. Auth., 1.80%, 12/03/2004, (Gtd. by Dexia Credit Local)	12,150,000	12,150,000

		152,943,000

Water & Sewer 1.7%
Dallas, TX Wtrwrks. & Swr. Sys., Ser. B, 1.65%, 12/09/2004, (Gtd. by Bank of America)	38,517,000	38,517,000
Massachusetts Wtr. Resource Auth., Ser. 94:
1.78%, 12/06/2004, (Gtd. by Bayerische Landesbank)	38,000,000	38,000,000
1.82%, 02/04/2005, (Gtd. by Bayerische Landesbank)	13,800,000	13,800,000
Phoenix, AZ Civic Impt. Wtr. Sys. RB, 1.35%, 01/13/2005, (Gtd. by Dexia Credit Local)	16,000,000	16,000,000

		106,317,000

Total Commercial Paper (cost $438,795,000)		438,795,000

MUNICIPAL OBLIGATIONS 93.0%
AIRPORT 2.2%
Alaska Intl. Arpt. RB, PFOTER, 1.76%, VRDN, (Gtd. by Merrill Lynch)	3,225,000	3,225,000
Atlanta, GA Arpt. RB, PFOTER, 1.76%, VRDN, (Gtd. by BNP Paribas)	6,175,000	6,175,000
[1]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
AIRPORT continued
Chicago, IL O'Hare Intl. Arpt. RB:
1.25%, VRDN, (Gtd. by Merrill Lynch)	$3,025,000	$3,025,000
1.74%, VRDN, (Gtd. by JPMorgan Chase Bank)	1,995,000	1,995,000
PFOTER:
1.76%, VRDN, (Gtd. by Merrill Lynch)	1,330,000	1,330,000
1.76%, VRDN, (Gtd. by Merrill Lynch)	2,660,000	2,660,000
1.76%, VRDN, (Gtd. by Merrill Lynch)	12,000,000	12,000,000
Chicago, IL O'Hare Intl. Arpt. ROC, 1.76%, VRDN, (Gtd. by Citigroup Holdings & FSA)	5,200,000	5,200,000
Chicago, IL O'Hare Intl. Arpt. Spl. Facs. RB, Northwest Airlines, Inc. Proj.:
Ser. A, 1.88%, VRDN, (Gtd. by Citibank)	6,500,000	6,500,000
Ser. B, 1.88%, VRDN, (Gtd. by Citibank)	10,200,000	10,200,000
Clark Cnty., NV Arpt. RB, Sub Lien, Ser. B, 1.58%, VRDN, (Gtd. by WestLB & MBIA)	6,030,000	6,030,000
Dallas-Fort Worth, TX Intl. Arpt. Auth. ROC:
1.74%, VRDN, (Gtd. by JPMorgan Chase Bank)	2,200,000	2,200,000
1.76%, VRDN, (Gtd. by Citigroup Holdings)	3,000,000	3,000,000
Denver, CO City & Cnty. Arpt. RB:
1.60%, VRDN, (Gtd. by Bayerische Landesbank)	20,000,000	20,000,000
1.76%, VRDN, (Gtd. by Merrill Lynch)	1,500,000	1,500,000
1.76%, VRDN, (Gtd. by WestLB)	2,500,000	2,500,000
Arpt. & Marina Proj., Ser. C, 1.80%, VRDN, (Gtd. by Bank One & MBIA)	5,000,000	5,000,000
Denver, CO City & Cnty. Arpt. TOC, Ser. 2003-E, 1.75%, VRDN, (Gtd. by Bank of NY & FGIC)	2,300,000	2,300,000
Greater Orlando, FL Aviation Auth. RB:
1.61%, VRDN	3,100,000	3,100,000
1.61%, VRDN	3,000,000	3,000,000
Hillsborough Cnty., FL Aviation Cert., Ser. 108, 1.76%, VRDN, (Gtd. by BNP Paribas)	4,050,000	4,050,000
Hillsborough Cnty., FL Aviation Auth. RB, Delta Airlines, Inc. Proj., 1.57%, VRDN,
(Gtd. by GE Capital Corp.)	2,200,000	2,200,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert.:
Ser. 2000-404, 1.76%, VRDN, (Gtd. by Morgan Stanley & FGIC)	2,745,000	2,745,000
Ser. 2000-441, 1.80%, VRDN, (Gtd. by Morgan Stanley & FGIC)	2,495,000	2,495,000
Ser. 2003-845, 1.73%, VRDN, (Gtd. by Morgan Stanley & FSA)	2,995,000	2,995,000
Indianapolis, IN Local Pub. Impt. PFOTER, 1.76%, VRDN, (Gtd. by Svenska Handelsbank)	10,000,000	10,000,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj., Ser. A, 1.81%, VRDN	8,000,000	8,000,000
Philadelphia, PA Arpt. MSTR, 1.76%, VRDN, (Gtd. by Societe Generale & FGIC)	3,000,000	3,000,000
Tulsa, OK Arpt. Impt. Fac. RB, Lufthansa & Bizjet Proj., 1.70%, VRDN,
(Gtd. by Landesbank Hessen)	5,120,000	5,120,000

		141,545,000

CAPITAL IMPROVEMENTS 0.3%
New Jersey EDA TOC, Ser. 2001-5, 1.10%, VRDN, (Gtd. by Bank of NY & MBIA)	10,995,000	10,995,000
Virginia Pub. Bldg. Auth. ROC, 1.72%, VRDN, (Gtd. by Citibank)	6,800,000	6,800,000

		17,795,000

COMMUNITY DEVELOPMENT DISTRICT 1.7%
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER:
1.72%, VRDN, (Gtd. by Merrill Lynch & MBIA)	95,000,000	95,000,000
1.72%, VRDN, (Gtd. by Merrill Lynch & AMBAC)	17,500,000	17,500,000

		112,500,000

CONTINUING CARE RETIREMENT COMMUNITY 0.1%
Massachusetts Hlth. & Ed. Facs. Auth. RB, Fairview Extended Proj., Ser. B, 1.66%, VRDN,
(Gtd. by Bank of America)	2,300,000	2,300,000
New Jersey Hlth. Care Facs. Auth. RB, Holland Christian Proj., Ser. A-2, 1.68%, VRDN,
(Gtd. by Valley Natl. Bank)	3,000,000	3,000,000

		5,300,000

[2]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 7.1%
ABN AMRO Munitops Cert. Trust:
1.13%, 02/01/2005, (Gtd. by ABN AMRO Bank)	$19,995,000	$19,995,000
1.60%, VRDN, (Gtd. by ABN AMRO Bank)	8,495,000	8,495,000
1.50%, 12/01/2004, (Gtd. by ABN AMRO Bank)	8,955,000	8,955,000
1.71%, VRDN, (Gtd. by ABN AMRO Bank)	11,825,000	11,825,000
Ser. 2002-29, 1.70%, 05/11/2005, (Gtd. by ABN AMRO Bank)	21,995,000	21,995,000
Ser. 2003-14, 1.61%, VRDN, (Gtd. by FGIC & ABN AMRO Bank)	5,580,000	5,580,000
Adrian, MI Sch. Dist. ROC, 1.72%, VRDN, (Gtd. by Citigroup Holdings)	3,495,000	3,495,000
Birmingham, AL Edl. Bldg. Auth. RB, Miles College Proj., Ser. A, 1.80%, VRDN,
(Gtd. by Amsouth Bank)	7,500,000	7,500,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Proj., 1.55%, VRDN,
(Gtd. by SunTrust Banks)	2,850,000	2,850,000
California Edl. Facs. Auth. RB, Point Loma Nazarene Univ. Proj., 1.76%, VRDN,
(Gtd. by Allied Irish Bank)	1,950,000	1,950,000
Carrollton, GA Payroll Dev. Auth. RB, State Univ. of West GA Student Proj., 1.77%, VRDN,
(Gtd. by Columbus B&T Co.)	13,205,000	13,205,000
Chicago, IL Board of Ed. RB, 1.68%, VRDN	14,000,000	14,000,000
Cincinnati, OH City Sch. Dist. Eagle Trust Cert., Class A, 1.71%, VRDN, (Gtd. by Citibank)	4,000,000	4,000,000
Cobb Cnty., GA Dev. Auth. Univ. RB:
1.71%, VRDN, (Gtd. by JPMorgan Chase Bank)	5,000,000	5,000,000
1.71%, VRDN, (Gtd. by Morgan Stanley)	7,745,000	7,745,000
Cook Cnty., IL Cmnty. Sch. Dist. RB, 3.00%, VRDN	3,000,000	3,010,256
Dallas, TX Independent Sch. Dist. ROC, 1.72%, VRDN, (Gtd. by Citibank)	6,175,000	6,175,000
De Soto, TX Independent Sch. Dist. RB, PFOTER, 1.79%, VRDN, (Gtd. by Merrill Lynch)	10,660,000	10,660,000
Forsyth Cnty., GA Sch. Dist. ROC, 1.72%, VRDN, (Gtd. by Caisse Depots)	3,025,000	3,025,000
Garland, TX Independent Sch. Dist. RB, 1.71%, VRDN, (Gtd. by JPMorgan Chase Bank)	3,950,000	3,950,000
Grand Valley, MI RB, MI State Univ. Proj., 1.67%, VRDN, (Gtd. by Fifth Third Bank)	22,420,000	22,420,000
Houston, TX Independent Sch. Dist. RB, Ser. 494, Floating Rate Trust Cert., 1.73%, VRDN,
(Gtd. by Morgan Stanley)	3,745,000	3,745,000
Huntington Cnty., PA Gen. Auth. RB, Juniata College Proj., Ser. A, 1.70%, VRDN,
(Gtd. by PNC Bank)	11,000,000	11,000,000
Illinois Dev. Fin. Auth. RB, Illinois Central College Proj., Ser. A, 1.90%, VRDN,
(Gtd. by U.S. Central Credit Union)	8,025,000	8,025,000
Illinois Ed. Facs. Auth. RB, Univ. of Chicago, Ser. A, 1.72%, VRDN, (Gtd. by Citibank)	5,000,000	5,000,000
Illinois Sch. Fin. Auth. RB, Ser. A, 1.80%, 12/01/2004	6,000,000	6,000,000
Indiana Ed. Facs. Auth. RB, Wesleyan Univ. Proj., 1.58%, VRDN, (Gtd. by Bank of America)	11,200,000	11,200,000
King Cnty., WA Sch. Dist. 401 RB, 1.71%, VRDN, (Gtd. by JPMorgan Chase Bank)	2,995,000	2,995,000
Louisiana Env. Facs. RB, Ser. A, 1.69%, VRDN, (Gtd. by Regions Bank)	8,000,000	8,000,000
Macon Trust Pooled Cert., Ser. 1998A, 1.82%, VRDN, (Gtd. by Bank of America & MBIA)	5,000,000	5,000,000
Massachusetts Dev. Fin. Agcy. RB:
Cushing Academy Proj., 1.75%, VRDN, (Gtd. by Banknorth Group, Inc.)	13,500,000	13,500,000
New Jewish High Sch. Proj., 1.67%, VRDN, (Gtd. by Allied Irish Bank)	12,000,000	12,000,000
Northfield Mount Hermon Proj., 1.77%, VRDN, (Gtd. by Bank of America)	20,000,000	20,000,000
McPherson, KS Edl. Fac. RB:
Ser. A, 1.67%, VRDN, (Gtd. by Bank of America)	4,315,000	4,315,000
Ser. B, 1.67%, VRDN, (Gtd. by Bank of America)	2,755,000	2,755,000
Middletown, PA Area Sch. Dist., 1.70%, VRDN, (Gtd. by RBC Centura)	10,000,000	10,000,000
Minnesota Higher Ed. Facs. Auth. RB, Concordia Univ., 1.55%, VRDN, (Gtd. by U.S. Bank)	1,585,000	1,585,000
New Jersey EDA RB, Hun Sch. of Princeton Proj., 1.64%, VRDN, (Gtd. by Allied Irish Bank)	16,745,000	16,745,000
New Jersey Edl. Facs. Auth. RB, 1.71%, VRDN, (Gtd. by Morgan Stanley)	18,405,000	18,405,000
New York, NY IDA RB, Sacred Heart Sch., 1.70%, VRDN, (Gtd. by M&T Bank)	3,750,000	3,750,000
Ohio Higher Ed. Facs. RB, Cedarville Univ. Proj., 1.64%, VRDN, (Gtd. by Key Bank)	2,875,000	2,875,000
Orange Cnty., FL Sch. Board COP:
1.70%, VRDN, (Gtd. by BNP Paribas)	6,260,000	6,260,000
Ser. 2000-328, 1.73%, VRDN, (Gtd. by MBIA)	4,100,000	4,100,000
[3]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Palm Beach Cnty., FL Edl. Facs. RB, Atlantic College Proj., 1.74%, VRDN, (Gtd. by Bank of America)	$900,000	$900,000
Panhandle-Plains, TX Higher Ed. Loan RB, 1.58%, VRDN, (Gtd. by Lloyds Bank)	7,700,000	7,700,000
Pennsylvania Higher Edl. Facs. Auth. Hosp. RB, Ser. 802, 1.77%, VRDN, (Gtd. by Merrill Lynch)	6,230,000	6,230,000
Pennsylvania Pub. Sch. Bldg. Auth. RB:
PFOTER, 1.71%, VRDN	5,890,000	5,890,000
Ser. 2003, 1.69%, VRDN, (Gtd. by FSA & BNP Paribas)	5,340,000	5,340,000
Philadelphia, PA Sch. Dist. GO, Ser. 345, 1.73%, VRDN, (Gtd. by MBIA & Morgan Stanley)	3,000,000	3,000,000
Pinckney, MI Cmnty. Sch. ROC, 1.67%, VRDN, (Gtd. by Citigroup Holdings)	6,255,000	6,255,000
Princeton, OH Sch. Dist. MSTR, 1.71%, VRDN, (Gtd. by Societe Generale)	4,740,000	4,740,000
San Diego, CA Unified Sch. Dist. RB, 1.70%, VRDN, (Gtd. by Citigroup Holdings)	6,985,000	6,985,000
South Berwick, ME Ed. Facs. RB, Berwick Academy Issue, 1.70%, VRDN,
(Gtd. by Allied Irish Bank)	6,000,000	6,000,000
Southern IL Univ. RB, 1.71%, VRDN, (Gtd. by JPMorgan Chase Bank)	4,100,000	4,100,000
St. John's Cnty., FL Edl. Facs. RB, Flagler College Proj., 1.55%, VRDN, (Gtd. by SunTrust Banks)	5,500,000	5,500,000
St. Joseph Cnty., IN EDRB, Grace Christian Schs. Proj., 1.89%, VRDN, (Gtd. by Bank One)	2,300,000	2,300,000
University of AL Gen. RB, 1.71%, VRDN, (Gtd. by JPMorgan Chase Bank)	4,995,000	4,995,000
University of So. FL Research Foundation RB, Univ. Tech. Proj., 1.74%, VRDN,
(Gtd. by Bank of America)	1,000,000	1,000,000
University of TX MSTR, 1.72%, VRDN, (Gtd. by Societe Generale)	6,690,000	6,690,000
University of TX RB, 1.71%, VRDN, (Gtd. by JPMorgan Chase Bank)	3,800,000	3,800,000
Wantagh, NY Union Free Sch. Dist. BAN, 3.00%, 09/08/2005	6,380,000	6,444,737
Will Cnty., IL Cmnty. Sch. Dist. RB, PFOTER, 1.79%, VRDN, (Gtd. by Merrill Lynch)	9,110,000	9,110,000

		460,064,993

GENERAL OBLIGATION - LOCAL 2.7%
Anchorage, AK GO, ROC:
1.72%, VRDN, (Gtd. by Citibank)	3,005,000	3,005,000
1.72%, VRDN, (Gtd. by Citibank)	5,530,000	5,530,000
Babylon, NY GO, 1.50%, VRDN, (Gtd. by Bank of Nova Scotia)	11,835,000	11,835,000
Belknap Cnty., NH GO, TAN, 2.40%, 12/27/2004	5,000,000	5,002,981
Blount Cnty., TN Pub. Auth. RB, Local Govt. Pub. Impt. Proj., Ser. A-6A, 1.69%, VRDN,
(Gtd. by Regions Bank & AMBAC)	10,000,000	10,000,000
Chattanooga, TN GO, ROC, 1.72%, VRDN, (Gtd. by Citigroup Holdings & MBIA)	4,915,000	4,915,000
Chicago, IL GO:
PFOTER:
1.79%, VRDN, (Gtd. by Merrill Lynch)	3,870,000	3,870,000
1.79%, VRDN, (Gtd. by Merrill Lynch)	5,295,000	5,295,000
Variable Rate Trust Cert., Ser. 2000Z, 1.92%, VRDN, (Gtd. by Bank of America & FGIC)	22,131,000	22,131,000
Cook Cnty., IL First Dist. GO:
1.71%, VRDN, (Gtd. by JPMorgan Chase Bank)	6,300,000	6,300,000
1.71%, VRDN, (Gtd. by JPMorgan Chase Bank)	5,245,000	5,245,000
Delaware Valley, PA Regl. Fin. Auth. PFOTER:
1.20%, VRDN, (Gtd. by BNP Paribas)	16,995,000	16,995,000
1.71%, VRDN, (Gtd. by Citibank)	5,000,000	5,000,000
Detroit, MI GO, Class A, 1.72%, VRDN, (Gtd. by Citibank)	8,910,000	8,910,000
Honolulu, HI City & Cnty. ROC:
1.72%, VRDN, (Gtd. by Citigroup Holdings)	4,490,000	4,490,000
1.72%, VRDN, (Gtd. by Citigroup Holdings)	2,325,000	2,325,000
1.72%, VRDN, (Gtd. by Citibank)	6,535,000	6,535,000
Houston, TX GO, ROC, 1.72%, VRDN, (Gtd. by Citigroup Holdings)	3,750,000	3,750,000
Mississippi Dev. Bank Spl. Tax Obl. RB, Desoto Cnty. Pub. Impt. Proj., 1.78%, VRDN,
(Gtd. by Amsouth Bank & AMBAC)	8,315,000	8,315,000
Omaha, NE Convention Ctr. Eagle Trust Cert., 1.72%, VRDN, (Gtd. by Citibank)	8,000,000	8,000,000
Park Creek Metro. Dist., CO RB, PFOTER, 1.77%, VRDN, (Gtd. by Merrill Lynch)	5,495,000	5,495,000
Pittsburgh, PA GO, 1.69%, VRDN	4,995,000	4,995,000
[4]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
San Francisco, CA City & Cnty. Unified Sch. Dist. GO, 1.70%, VRDN,
(Gtd. by JPMorgan Chase Bank)	$2,700,000	$2,700,000
Sullivan Cnty., NY BAN, 3.00%, 09/09/2005	10,015,000	10,117,755
Wildgrass, CO GO, 1.60%, 12/01/2004, (Gtd. by Compass Bank)	2,500,000	2,500,000

		173,256,736

GENERAL OBLIGATION - STATE 4.0%
ABN AMRO Munitops Cert. Trust, 1.71%, VRDN	8,590,000	8,590,000
California EDA GO, 1.70%, VRDN, (Gtd. by Citibank)	39,500,000	39,500,000
California GO:
1.69%, VRDN, (Gtd. by Morgan Stanley)	4,105,000	4,105,000
MSTR, 1.57%, VRDN, (Gtd. by Societe Generale & FGIC)	28,500,000	28,500,000
PFOTER, 1.69%, VRDN, (Gtd. by FGIC & Merrill Lynch)	5,000	5,000
ROC, 1.70%, VRDN, (Gtd. by Citibank)	6,995,000	6,995,000
Ser. 391, 1.89%, VRDN, (Gtd. by Morgan Stanley)	9,995,000	9,995,000
Clipper Tax-Exempt Cert. Trust:
Ser. 2004-4, 1.73%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-5, 1.74%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2004-6, 1.73%, VRDN, (Gtd. by State Street Corp.)	12,750,000	12,750,000
Connecticut GO:
1.68%, VRDN, (Gtd. by Merrill Lynch)	7,850,000	7,850,000
PFOTER:
1.68%, VRDN, (Gtd. by Merrill Lynch)	5,495,000	5,495,000
1.68%, VRDN, (Gtd. by Merrill Lynch)	990,000	990,000
District of Columbia GO, PFOTER, 1.71%, VRDN, (Gtd. by Landesbank Hessen & MBIA)	5,455,000	5,455,000
Florida Dept. of Trans. ROC, 1.72%, VRDN, (Gtd. by Citigroup Holdings)	2,095,000	2,095,000
Georgia GO, 1.72%, VRDN, (Gtd. by Citibank)	9,885,000	9,885,000
Hawaii GO:
ROC, 1.69%, VRDN, (Gtd. by Citibank)	4,000,000	4,000,000
Ser. C, 6.00%, VRDN	10,000,000	10,040,379
Illinois GO:
1.72%, VRDN, (Gtd. by Citigroup Holdings)	3,590,000	3,590,000
Ser. 605, 1.71%, VRDN, (Gtd. by MBIA)	1,900,000	1,900,000
Massachusetts GO:
1.68%, VRDN, (Gtd. by BNP Paribas)	435,000	435,000
1.70%, VRDN, (Gtd. by Citibank)	12,000,000	12,000,000
1.70%, VRDN, (Gtd. by Citigroup Holdings)	5,640,000	5,640,000
Minnesota GO, ROC, 1.72%, VRDN, (Gtd. by Citigroup Holdings)	3,800,000	3,800,000
Missouri Hsg. Dev. Cmnty. MSTR, Ser. 9017, 1.64%, VRDN, (Gtd. by Bear Stearns & MBIA)	9,925,000	9,925,000
Oregon GO ROC, 1.72%, VRDN, (Gtd. by Citibank)	4,990,000	4,990,000
Puerto Rico GO, 1.67%, VRDN, (Gtd. by Merrill Lynch)	11,055,000	11,055,000
Washington GO, Ser. 573, 1.75%, VRDN, (Gtd. by Morgan Stanley & FGIC)	5,215,000	5,215,000
Wisconsin GO:
1.72%, VRDN, (Gtd. by Citibank)	4,820,000	4,820,000
PFOTER, 1.71%, VRDN, (Gtd. by Merrill Lynch)	3,460,000	3,460,000

		262,580,379

HOSPITAL 7.9%
Alabama Spl. Care Facs. Auth. RB, Ascension Hlth. Credit Corp., 1.53%, VRDN	12,800,000	12,800,000
Birmingham, AL Spl. Care Facs. Fin. Auth. PFOTER, 1.77%, VRDN, (Gtd. by Natl. Australia Bank)	7,425,000	7,425,000
Butler Cnty., OH Hosp. Facs. RB, PFOTER, 1.77%, VRDN, (Gtd. by Merrill Lynch)	29,995,000	29,995,000
California CDA MHRB, PFOTER, 1.74%, VRDN, (Gtd. by Merrill Lynch)	2,935,000	2,935,000
California CDA RB:
Ser. A, Kaiser Permanente Proj., 1.57%, VRDN, (Gtd. by Kaiser Permanente)	11,400,000	11,400,000
Ser. B, 1.57%, VRDN, (Gtd. by Kaiser Permanente)	9,000,000	9,000,000
Camden Cnty., NJ Impt. Auth. Healthcare Redev. RB, Cooper Hlth. Sys. Proj., 1.78%, VRDN,
(Gtd. by Commerce Bank)	10,000,000	10,000,000
[5]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Chester Cnty., PA Hlth. & Ed. Fac. RB, Jefferson Hlth. Sys. Proj., 1.55%, VRDN,
(Gtd. by JPMorgan Chase Bank)	$5,450,000	$5,450,000
Connecticut Hlth. & Edl. PFOTER, 2.20%, 11/17/2005	20,000,000	20,000,000
Delaware Cnty., PA Auth. RB, White Horse Vlg. Proj., Ser. B, 1.62%, VRDN, (Gtd. by M&T Bank)	7,470,000	7,470,000
Elizabethton, TN Hlth. & Edl. Facs. RB, PFOTER, 1.77%, VRDN, (Gtd. by Merrill Lynch)	5,995,000	5,995,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 1.68%, VRDN, (Gtd. by SunTrust Banks)	1,193,000	1,193,000
Franklin Cnty., OH Hosp. Facs. ROC, Ser. 55, 1.72%, VRDN,
(Gtd. by Citigroup Holdings)	17,135,000	17,135,000
Fulton-De Kalb Cntys., GA Hosp. Auth. ROC:
1.72%, VRDN, (Gtd. by Citigroup Holdings)	3,015,000	3,015,000
4.00%, VRDN	1,000,000	1,002,259
Hamilton Cnty., OH Hosp. Facs. RB, 1.77%, VRDN, (Gtd. by Lloyds Bank)	43,605,000	43,605,000
Highlands Cnty., FL Hlth. Fac. Auth. RB, Adventist Hlth. Sys. Proj., Ser. C, 1.75%, VRDN,
(Gtd. by Adventist Hlth. Sys.)	12,095,000	12,095,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 1.68%, VRDN	3,930,000	3,930,000
Illinois Dev. Fin. Auth. RB, Rest Haven Illinan Proj., 1.72%, VRDN, (Gtd. by FHLB)	5,538,000	5,538,000
Illinois Hlth. Facs. Auth. RB, Advocate Hlth. Care Network, 1.73%, 07/06/2005	13,100,000	13,100,000
Johnson City, TN Hlth. & Edl. Facs. RB, PFOTER, 1.75%, VRDN, (Gtd. by Merrill Lynch)	13,000,000	13,000,000
Kansas Dev. Fin. Auth. MHRB, Springhill Apts. Proj., Ser. B, 1.74%, VRDN	4,685,000	4,685,000
Kenai Peninsula Borough, AK Hosp. Facs. RB, ROC, 1.72%, VRDN, (Gtd. by Citgroup Holdings)	6,585,000	6,585,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, 1.70%, VRDN, (Gtd. by Merrill Lynch & AMBAC)	10,760,000	10,760,000
Lorain Cnty., OH Hosp. Facs. RB, PFOTER, 1.72%, VRDN, (Gtd. by Merrill Lynch)	4,995,000	4,995,000
Louisiana Pub. Facs. Auth. RRB, Chateau Riviere, Inc. Proj., 1.87%, VRDN,
(Gtd. by Union Planters Bank)	2,815,000	2,815,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly Auth. RB, South GA Hlth. Alliance Proj.,
1.69%, VRDN, (Gtd. by Bank of America)	1,289,000	1,289,000
Metropolitan Govt. of Nashville & Davidson Cnty., TN RB, Ascension Hlth. Facs., 1.20%, 01/04/2005	15,000,000	15,000,000
Miami Cnty., OH Hosp. Facs. RB, PFOTER, 1.77%, VRDN, (Gtd. by Natl. Australia Bank)	5,140,000	5,140,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp., 1.77%, VRDN, (Gtd. by WestLB)	8,700,000	8,700,000
New Hampshire Hlth. & Ed. Auth. RB:
1.73%, VRDN, (Gtd. by Morgan Stanley)	22,000,000	22,000,000
1.78%, VRDN, (Gtd. by Bank of America)	7,000,000	7,000,000
New Hampshire Hlth. & Edl. Facs. RB, RAN:
2.50%, VRDN	850,000	853,052
2.50%, VRDN	7,000,000	7,025,131
New Jersey Hlth.Care Facs. Auth. PFOTER, 1.69%, VRDN, (Gtd. by Merrill Lynch)	10,900,000	10,900,000
North Carolina Med. Care Commission ROC, 1.72%, VRDN, (Gtd. by Citibank)	3,590,000	3,590,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 1998-171, 1.77%, VRDN, (Gtd. by Morgan Stanley)	20,550,000	20,550,000
Punta Gorda, FL Hlth. Facs. RB, Ser. 98-32, 1.77%, VRDN, (Gtd. by Morgan Stanley)	5,975,000	5,975,000
Rhode Island Hlth. & Ed. Bldg. Auth. MSTC, Ser. 1999-69C, 1.74%, VRDN, (Gtd. by Bear Stearns)	33,650,000	33,650,000
Richmond Cnty., GA Hosp. Auth. RAN, Hlth. Svcs., Inc. Proj., 1.55%, VRDN,
(Gtd. by SunTrust Banks)	22,855,000	22,855,000
Salem Cnty., NJ Impt. Auth. RB, 1.66%, VRDN, (Gtd. by Bank of America)	12,000,000	12,000,000
Salt Lake City, UT Hosp. RB, MSTR, Ser. 1999-68B, 1.74%, VRDN,
(Gtd. by Bear Stearns)	33,450,000	33,450,000
Sayre, PA Hlth. Care Facs. Auth. RB, Cap. Fin. Proj., Ser. I, 1.68%, VRDN,
(Gtd. by Bank of New York)	3,700,000	3,700,000
St. Charles Cnty., MO RB, United Svcs. Handicapped, 1.83%, VRDN, (Gtd. by U.S. Bank)	5,200,000	5,200,000
Tom Green Cnty., TX Hlth. Facs. RB, 1.55%, VRDN, (Gtd. by JPMorgan Chase Bank)	3,625,000	3,625,000
Vermont Edl. & Hlth. Fin. Agcy. RB, Rutland Med. Ctr. Proj., 1.72%, VRDN,
(Gtd. by Bank of America)	9,825,000	9,825,000
Washington Hlth. Care Facs. Auth. RB, Adventist Hlth. Sys. Proj., 2.00%, VRDN,
(Gtd. by Mellon Bank)	2,600,000	2,600,000
Wisconsin Hlth. & Ed. Facs. Auth. RB, PFOTER, 2.15%, 11/10/2005,
(Gtd. by Landesbank Hessen & MBIA)	8,580,000	8,580,000

		509,430,442

[6]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 32.8%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 1.74%, VRDN, (Gtd. by SunTrust Banks)	$41,785,000	$41,785,000
Atlanta, GA Urban Residential Fin. Auth. SFHRB, Ser. 2004-939, 1.80%, VRDN,
(Gtd. by Morgan Stanley)	825,000	825,000
Bank of New York MTC:
1.83%, VRDN	6,660,000	6,660,000
1.83%, VRDN	9,000,000	9,000,000
1.83%, VRDN	28,225,000	28,225,000
Bexar Cnty., TX Hsg. Fin. Corp., PFOTER, 1.81%, VRDN, (Gtd. by Merrill Lynch)	7,495,000	7,495,000
Bloomington, MN MHRRB, Norlan Partners Proj., Ser. B, 1.95%, VRDN, (Gtd. by Associated Bank)	2,410,000	2,410,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 1.70%, VRDN,
(Gtd. by Harris Trust & Savings)	500,000	500,000
California CDA MHRB, PFOTER:
1.06%, 03/17/2005, (Gtd. by Landesbank Hessen)	18,305,000	18,271,044
1.79%, VRDN, (Gtd. by Merrill Lynch)	3,520,000	3,520,000
1.79%, VRDN, (Gtd. by Merrill Lynch)	3,165,000	3,165,000
1.79%, VRDN, (Gtd. by Merrill Lynch)	11,390,000	11,390,000
California HFA RB, Ser. C, 1.57%, VRDN, (Gtd. by FSA)	4,560,000	4,560,000
Central City, CO MHRB, Gold Mountain Apts. Proj., 2.07%, VRDN, (Gtd. by American Intl. Group)	9,250,000	9,250,000
Charter Mac Equity Issuer Trust, PFOTER:
1.81%, VRDN, (Gtd. by Merrill Lynch)	27,840,000	27,840,000
1.81%, VRDN, (Gtd. by Merrill Lynch)	20,480,000	20,480,000
Ser. 2003-A, 1.81%, VRDN, (Gtd. by Merrill Lynch)	17,995,000	17,995,000
Ser. 2003-B:
1.81%, VRDN, (Gtd. by Merrill Lynch)	76,595,000	76,595,000
1.81%, VRDN, (Gtd. by Merrill Lynch)	18,520,000	18,520,000
Ser. 2003-C, 1.81%, VRDN, (Gtd. by Merrill Lynch)	17,990,000	17,990,000
Charter Mac Floating Cert.:
California Proj., Ser. 2000, 1.74%, VRDN, (Gtd. by Landesbank Baden & MBIA)	30,000,000	30,000,000
Natl. Trust Proj.:
Ser. 2002-4, 1.82%, VRDN, (Gtd. by Landesbank Baden & MBIA)	14,000,000	14,000,000
Ser. 2002-5I, 1.82%, VRDN, (Gtd. by Landesbank Baden & MBIA)	12,000,000	12,000,000
Chicago, IL SFHRB, PFOTER, 1.35%, VRDN, (Gtd. by Bay Hypo-Und Vereinsbank AG & FHLMC)	3,085,000	3,085,000
Class B Revenue Bond Cert. Trust:
Ser. 2001-1, 2.12%, VRDN, (Gtd. by American Intl. Group)	1,800,000	1,800,000
Ser. 2001-2, 2.42%, VRDN, (Gtd. by American Intl. Group)	11,367,000	11,367,000
Ser. 2002-1, 2.02%, VRDN, (Gtd. by American Intl. Group)	6,043,000	6,043,000
Ser. 2004-1, 2.02%, VRDN, (Gtd. by American Intl. Group)	15,003,000	15,003,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1997-1, 1.87%, VRDN, (Gtd. by State Street Corp. & GNMA)	7,718,000	7,718,000
Ser. 1998-2, 1.79%, VRDN, (Gtd. by State Street Corp. & FSA)	12,840,000	12,840,000
Ser. 1999-2, 1.87%, VRDN, (Gtd. by State Street Corp. & GNMA)	27,014,015	27,014,015
Ser. 1999-3, 1.87%, VRDN, (Gtd. by State Street Corp. & GNMA)	34,059,000	34,059,000
Ser. 2001-1, 1.79%, VRDN, (Gtd. by State Street Corp. & FSA)	1,814,000	1,814,000
Ser. 2002-9, 1.87%, VRDN, (Gtd. by State Street Corp. & FNMA)	47,704,000	47,704,000
Ser. 2003-5, 1.79%, VRDN, (Gtd. by State Street Corp. & FSA)	18,800,000	18,800,000
Ser. 2003-10, 1.84%, VRDN, (Gtd. by State Street Corp. & FNMA)	42,945,449	42,945,449
Clipper Tax-Exempt Cert. Trust, Ser. 2004-8, 1.79%, VRDN	8,300,000	8,300,000
Collin Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, 1.75%, VRDN, (Gtd. by Merrill Lynch)	14,050,000	14,050,000
Colorado HFA EDRB, De La Cruz Associates Proj., Ser. A, 1.90%, VRDN, (Gtd. by Key Bank)	2,000,000	2,000,000
Columbus, GA Hsg. Auth. MHRB, Quail Ridge Proj., Ser. 1998, 1.65%, VRDN,
(Gtd. by Columbus Bank & Trust Co.)	2,200,000	2,200,000
Connecticut HFA RB, 1.64%, VRDN, (Gtd. by Depfa USA)	11,650,000	11,650,000
Dallas, TX HFA MFHRB, Southern Terrace Apts. Proj., 1.75%, VRDN,
(Gtd. by JPMorgan Chase Bank)	7,000,000	7,000,000
De Kalb Cnty., GA Hsg. Auth. MHRB, 1.81%, VRDN, (Gtd. by Merrill Lynch)	20,790,000	20,790,000
[7]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 1.84%, VRDN,
(Gtd. by SunTrust Banks)	$2,630,000	$2,630,000
Durham, NC Hsg. Auth. MHRB, PFOTER, Lakemoor Apts. Proj., 1.81%, VRDN,
(Gtd. by Merrill Lynch)	8,685,000	8,685,000
FHLMC:
Ser. M001, Class A, 1.82%, VRDN	31,817,876	31,817,876
Ser. M002, Class A, FRN, 1.87%, VRDN	6,498,003	6,498,003
Florida Hsg. Fin. Corp. MHRB:
1.77%, VRDN, (Gtd. by Merrill Lynch)	7,940,000	7,940,000
Spring Haven Apts. Proj., 1.73%, VRDN, (Gtd. by FNMA)	6,200,000	6,200,000
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., 2.07%, VRDN, (Gtd. by American Intl. Group)	6,955,000	6,955,000
Idaho Hsg. & Fin. Assn. RB, PFOTER, 1.76%, VRDN, (Gtd. by Bay Hypo-Und
Vereinsbank AG & FHA)	11,305,000	11,305,000
Los Angeles, CA MHRB, Colonia Corona Proj., 1.72%, VRDN, (Gtd. by Citibank)	3,750,000	3,750,000
Louisiana HFA PFOTER:
1.76%, VRDN, (Gtd. by Merrill Lynch)	5,315,000	5,315,000
1.78%, VRDN, (Gtd. by Merrill Lynch)	2,450,000	2,450,000
Macon Trust Pooled Cert.:
Ser. 1997, 1.87%, VRDN, (Gtd. by Bank of America & FSA)	60,085,000	60,085,000
Ser. 1998A, 1.82%, VRDN, (Gtd. by Bank of America & AMBAC)	36,839,000	36,839,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 1.66%, VRDN,
(Gtd. by SunTrust Banks)	277,000	277,000
Manitowoc, WI CDA MHRB, Great Lakes Training Proj.:
Ser. A, 1.92%, VRDN, (Gtd. by Bayerische Landesbank)	53,000,000	53,000,000
Ser. B, 1.92%, VRDN, (Gtd. by Bayerische Landesbank)	30,000,000	30,000,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 1.68%, VRDN, (Gtd. by FNMA)	4,000,000	4,000,000
Maryland CDA RB, 1.25%, 12/21/2004	14,810,000	14,810,000
Massachusetts Dev. Fin. Agcy. PFOTER, 1.70%, VRDN, (Gtd. by Merrill Lynch)	34,550,000	34,550,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 1.95%, VRDN, (Gtd. by Fifth Third Bank)	6,990,000	6,990,000
Michigan Bldg. Auth. RB, ROC, 1.72%, VRDN, (Gtd. by Citigroup Holdings)	4,180,000	4,180,000
Michigan Hsg. Dev. Auth. PFOTER, 2.18%, 11/10/2005, (Gtd. by Svenska Handelsbank)	21,765,000	21,765,000
Minnesota Bond Securitization Trust, 1.87%, VRDN, (Gtd. by LaSalle Bank)	6,135,000	6,135,000
Mississippi Home Corp. SFHRB, PFOTER, 1.76%, VRDN, (Gtd. by Bay Hypo-Und Vereinsbank AG)	2,290,000	2,290,000
Montgomery Cnty., MD Hsg. Opportunities MHRB, 1.81%, VRDN, (Gtd. by Danske Bank)	34,100,000	34,100,000
Municipal Mtge. & Equity, LLC PFOTER, 1.77%, VRDN, (Gtd. by Merrill Lynch)	25,875,000	25,875,000
Munimae Trust TOC, Ser. 2002-1, 1.74%, VRDN, (Gtd. by Bayerische Landesbank & MBIA)	36,460,000	36,460,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 1.80%, VRDN, (Gtd. by Northern Trust Co.)	6,190,000	6,190,000
Cambury Hills Apts. Proj., 2.07%, VRDN, (Gtd. by American Intl. Group)	10,975,000	10,975,000
New Jersey Bldg. Auth. RB, 1.69%, VRDN, (Gtd. by Merrill Lynch)	6,235,000	6,235,000
New Mexico Mtge. Fin. Auth. SFHRB, 1.95%, VRDN, (Gtd. by American Intl. Group)	57,731,932	57,731,932
New Orleans, LA Fin. Auth. SFHRB, Floating Rate Trust Cert., Ser. 2002, 1.80%, VRDN,
(Gtd. by Morgan Stanley)	22,785,000	22,785,000
New York City, NY Hsg. Dev. Corp. MHRB:
1.53%, VRDN, (Gtd. by Citibank)	13,800,000	13,800,000
West 55th St. Proj., 1.63%, VRDN, (Gtd. by Bayerische Hypotheken)	51,300,000	51,300,000
West End Towers Proj., 1.55%, VRDN, (Gtd. by FNMA)	10,000,000	10,000,000
New York City, NY Mtge. Agcy. RB, PFOTER, 1.35%, 12/02/2004,
(Gtd. by Bay Hypo-Und Vereinsbank AG)	3,605,000	3,605,000
New York HFA RB, West 20th St. Proj., Ser. A, 1.53%, VRDN, (Gtd. by FNMA)	33,300,000	33,300,000
Ohio Hsg. Fin. Agcy. MHRB, Westlake Apts. Proj., 2.07%, VRDN, (Gtd. by American Intl. Group)	9,810,000	9,810,000
Orange Cnty., FL HFA RB, PFOTER, 1.77%, VRDN, (Gtd. by Merrill Lynch)	4,280,000	4,280,000
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, 1.21%, 05/05/2005	13,400,000	13,400,000
Palm Beach Cnty., FL MHRB PFOTER, 1.77%, VRDN, (Gtd. by Merrill Lynch)	10,200,000	10,200,000
Panhandle, TX Regl. HFA, PFOTER, 1.81%, VRDN, (Gtd. by Merrill Lynch)	2,365,000	2,365,000
Park Creek, CO Metro. Sch. Dist. PFOTER, 1.77%, VRDN, (Gtd. by Merrill Lynch)	8,670,000	8,670,000
[8]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Pennsylvania HFA, PFOTER, 1.74%, VRDN, (Gtd. by Merrill Lynch)	$9,810,000	$9,810,000
PFOTER:
1.25%, 04/07/2005, (Gtd. by FHLMC)	99,440,000	99,440,000
1.45%, 05/05/2005, (Gtd. by FHLMC)	116,000,000	116,000,000
1.55%, VRDN, (Gtd. by FHLMC)	116,000,000	116,000,000
1.75%, 07/21/2005, (Gtd. by FHLMC)	25,875,000	25,875,000
1.77%, VRDN, (Gtd. by Merrill Lynch)	20,000,000	20,000,000
1.82%, 01/20/2005, (Gtd. by Merrill Lynch)	14,350,000	14,350,000
1.82%, 09/29/2005, (Gtd. by Merrill Lynch)	6,000,000	6,000,000
1.82%, VRDN, (Gtd. by Merrill Lynch)	63,950,000	63,950,000
1.82%, VRDN, (Gtd. by Merrill Lynch)	50,000,000	50,000,000
1.82%, VRDN, (Gtd. by Merrill Lynch)	20,000,000	20,000,000
1.82%, VRDN, (Gtd. by FHLMC)	5,000,000	5,000,000
1.82%, VRDN, (Gtd. by FHLMC)	48,215,000	48,215,000
2.25%, VRDN, (Gtd. by Merril Lynch)	11,000,000	11,000,000
Pinellas Cnty., FL HFA SFHRB:
Class A, 1.77%, VRDN, (Gtd. by Caisse Depots)	6,665,000	6,665,000
PFOTER:
1.77%, VRDN, (Gtd. by Merrill Lynch)	3,330,000	3,330,000
1.77%, VRDN, (Gtd. by Merrill Lynch)	4,405,000	4,405,000
Reno Cnty., KS SFHRB, 1.80%, VRDN, (Gtd. by Morgan Stanley)	3,055,000	3,055,000
Revenue Bond Cert. Ser. Trust:
Ser. 2004-1, 1.97%, VRDN, (Gtd. by American Intl. Group)	11,755,000	11,755,000
Ser. 2004-5, 1.95%, VRDN, (Gtd. by American Intl. Group)	10,740,000	10,740,000
Ser. 2004-9, 1.95%, VRDN, (Gtd. by American Intl. Group)	12,000,000	12,000,000
Ser. 2004-16, 1.95%, VRDN, (Gtd. by American Intl. Group)	13,580,000	13,580,000
San Jose, CA MHRB, PFOTER, 1.79%, VRDN, (Gtd. by Merrill Lynch)	2,825,000	2,825,000
Seattle, WA HFA RB, High Point Proj. Phase I, 1.73%, VRDN, (Gtd. by Bank of America)	4,250,000	4,250,000
South Dakota HFA RB, PFOTER, 1.77%, VRDN, (Gtd. by Merrill Lynch)	5,910,000	5,910,000
Southeast, TX Hsg. Fin. Corp. RB, 1.77%, VRDN, (Gtd. by Morgan Stanley)	11,200,000	11,200,000
St. Anthony, MN MHRB, 1.80%, VRDN, (Gtd. by LaSalle Bank)	5,000,000	5,000,000
Tarrant Cnty., TX Hsg. Fin. Corp. RB, 1.81%, VRDN, (Gtd. by Merrill Lynch)	2,425,000	2,425,000
Texas Dept. of Hsg. & Cmnty. Affairs MHRB, PFOTER:
1.77%, VRDN, (Gtd. by Merrill Lynch)	2,995,000	2,995,000
1.81%, VRDN, (Gtd. by Merrill Lynch)	10,550,000	10,550,000
1.81%, VRDN, (Gtd. by Merrill Lynch)	3,970,000	3,970,000
Texas Victory Street Pub. Facs. Corp. RB, PFOTER, 1.81%, VRDN, (Gtd. by Merrill Lynch)	7,295,000	7,295,000
Travis Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, 1.81%, VRDN, (Gtd. by Merrill Lynch)	8,725,000	8,725,000
Travis Cnty., TX Strategic Hsg. Fin. Corp. RB, 1.82%, VRDN	10,000,000	10,000,000
Vail, CO MHRB, Middlecreek Vlg. Proj., Ser. A, 1.91%, VRDN, (Gtd. by CA Bank & Trust)	9,750,000	9,750,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 1.75%, VRDN, (Gtd. by Societe Generale & FSA)	15,210,000	15,210,000
Washington HFA RB, PFOTER, 1.77%, VRDN	20,300,000	20,300,000
Washington Hsg. Fin. Commission MHRB, Cedar Landing Apts. Proj., Ser. 1998A, 1.78%, VRDN,
(Gtd. by U.S. Bank)	2,200,000	2,200,000
Washington Hsg. Fin. RB, Columbia Heights Proj., 1.56%, VRDN, (Gtd. by Wells Fargo)	4,520,000	4,520,000
Wisconsin Hsg & EDA RB, 1.60%, VRDN, (Gtd. by Lloyds Bank)	18,000,000	18,000,000
Wisconsin Hsg. & EDA RB, Ser. B, 1.72%, VRDN, (Gtd. by State Street Corp.)	12,545,000	12,545,000

		2,121,347,319

LEASE 3.8%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 1.86%, VRDN,
(Gtd. by LaSalle Bank)	55,618,322	55,618,322
ABN AMRO Leasetops Cert. Trust, Multi-State Proj., Ser. 2001-01, 1.90%, VRDN,
(Gtd. by ABN AMRO Bank & AMBAC)	20,249,226	20,249,226
Clark Cnty., IN Jail Holding Corp. RB, ROC, 1.72%, VRDN, (Gtd. by Citigroup Holdings)	5,525,000	5,525,000
Denver, CO City & Cnty. COP, 1.72%, VRDN, (Gtd. by Citigroup Holdings)	5,945,000	5,945,000
[9]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Koch Floating Rate Trust Cert.:
Ser. 1998-1, 1.72%, VRDN, (Gtd. State Street Corp.)	$3,862,084	$3,862,084
Ser. 1999-2, 1.92%, VRDN, (Gtd. State Street Corp.)	8,783,011	8,783,011
Ser. 2002-1, 1.92%, VRDN, (Gtd. by State Street Corp.)	3,880,213	3,880,213
Koch Floating Rate Trust RB, Ser. 2000-1, 1.92%, VRDN, (Gtd. by State Street Corp.)	40,344,905	40,344,905
Koch Floating Rate Trust, Ser. 2001-1, 1.92%, VRDN, (Gtd. by State Street Corp. & AMBAC)	52,538,726	52,538,726
MBIA Capital Corp. Grantor Trust Lease, PFOTER:
1.77%, VRDN, (Gtd. by Landesbank Hessen & MBIA)	6,955,000	6,955,000
1.77%, VRDN, (Gtd. by Landesbank Hessen)	19,645,000	19,645,000
Miami-Dade Cnty., FL Sch. Board COP, 1.72%, VRDN, (Gtd. by Citigroup Holdings)	4,595,000	4,595,000
Mishawaka, IN Sch. Bldg. Corp. ROC, 1.72%, VRDN, (Gtd. by Citigroup Holdings)	7,045,000	7,045,000
Virginia Eagle Trust Cert., Ser. 2004-5001, 1.82%, VRDN, (Gtd. by Citibank)	9,706,000	9,706,000

		244,692,487

MANUFACTURING 6.5%
Adams Cnty., CO IDRB, Trustile Doors, Inc., Proj., Ser. 1999A, 1.80%, VRDN, (Gtd. by Key Bank)	3,585,000	3,585,000
Adams Cnty., NE IDRB, Centennial Plastics Proj., 1.88%, VRDN, (Gtd. by U.S. Bank)	1,555,000	1,555,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 1.70%, VRDN,
(Gtd. by PNC Bank)	4,007,000	4,007,000
Alton, IA IDRB, Northwest, IA Agronomy Proj., 1.60%, VRDN, (Gtd. by Bank of America)	4,700,000	4,700,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 1.90%, VRDN, (Gtd. by U.S. Bank)	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., 1.79%, VRDN, (Gtd. by LaSalle Bank)	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 1.76%, VRDN, (Gtd. by Bank of America)	2,600,000	2,600,000
Bayou La Batre, AL RB, Eclipse Hospitality LLC Proj., 1.97%, VRDN, (Gtd. by First Comml. Bank)	2,175,000	2,175,000
Bessemer, AL IDRB, Carlton Investments LLC Proj., 1.92%, VRDN, (Gtd. by Amsouth Bank)	2,650,000	2,650,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 1.88%, VRDN, (Gtd. by U.S. Bank)	2,700,000	2,700,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Wst. Svcs. Proj., 1.74%, VRDN, (Gtd. by Bank of America)	5,500,000	5,500,000
Bremen, IN IDRB:
Digger Specialities, Inc. Proj., 1.80%, VRDN, (Gtd. by Key Bank)	1,735,000	1,735,000
Universal Bearings, Inc. Proj., 1.80%, VRDN, (Gtd. by Key Bank)	3,110,000	3,110,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 1.95%, VRDN, (Gtd. by Associated Bank)	1,100,000	1,100,000
Brunswick & Glynn Cnty., GA EDA RB, Epworth by the Sea, Inc. Proj., 1.77%, VRDN,
(Gtd. by Columbus Bank & Trust)	7,200,000	7,200,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., 1.90%, VRDN, (Gtd. by Marshall & Isley Bank)	1,395,000	1,395,000
Centerra, CO Metro. Dist No. 1 RB, 1.71%, VRDN, (Gtd. by BNP Paribas)	11,000,000	11,000,000
Central Waco, TX Dev. Corp. RB, Enterprise Zone Proj., 1.78%, VRDN, (Gtd. by U.S. Bank)	2,400,000	2,400,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 1.80%, VRDN, (Gtd. by Key Bank)	1,100,000	1,100,000
Chattanooga, TN IDRB, Top Flight, Inc. Proj., 1.85%, VRDN, (Gtd. by Citizens Bank)	2,200,000	2,200,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 1.73%, VRDN, (Gtd. by LaSalle Bank)	1,655,000	1,655,000
Colorado HFA IDRB, Worldwest LLP Proj., 1.93%, VRDN, (Gtd. by Firstar Bank)	1,000,000	1,000,000
Colorado Hsg. & Fin. Auth. EDRB, Super Vacuum Manufacturing Co. Proj., 1.85%, VRDN,
(Gtd. by Wells Fargo)	200,000	200,000
Columbus, GA IDRB, Goldens Foundry Proj., 1.97%, VRDN, (Gtd. by Columbus Bank & Trust Co.)	3,050,000	3,050,000
Conyers, GA IDRB, Handleman Co. Proj., 1.75%, VRDN, (Gtd. by Columbus Bank & Trust Co.)	3,200,000	3,200,000
Covington, KY Indl. Bldg. RB, Esco Corp. Proj., 2.15%, VRDN, (Gtd. by Union Bank of CA)	6,610,000	6,610,000
Crawfordsville, IN EDRB, Natural Pork Prod. Proj., 1.92%, VRDN, (Gtd. by Key Bank)	6,000,000	6,000,000
De Pere, WI IDRB, Cleaning Sys., Inc., 1.65%, VRDN, (Gtd. by Marshall & Isley Bank)	2,625,000	2,625,000
Delaware EDA RRB, Delmara Pwr. & Light Co. Proj., 1.73%, VRDN	4,150,000	4,150,000
Eau Claire Cnty., WI IDRB, Intek Plastics, Inc. Proj., 1.88%, VRDN, (Gtd. by U.S. Bank)	2,950,000	2,950,000
Elkhart Cnty., IN EDRB, ATI Proj., 1.78%, VRDN, (Gtd. by U.S. Bank)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj.:
1.97%, VRDN, (Gtd. by Bay Hypo-Und Vereinsbank AG)	1,170,000	1,170,000
1.97%, VRDN, (Gtd. by Bay Hypo-Und Vereinsbank AG)	2,750,000	2,750,000
Florence Cnty., SC Solid Wst. Disp. & Wstwtr. Treatment Fac. RB, 1.55%, VRDN, (Gtd. by UBS AG)	11,430,000	11,430,000
[10]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MANUFACTURING continued
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 1.71%, VRDN, (Gtd. by SunTrust Banks)	$1,540,000	$1,540,000
Repco Equipment Leasing Proj., 1.71%, VRDN, (Gtd. by SunTrust Banks)	1,100,000	1,100,000
Serigraphic Arts, Inc. Proj., 1.71%, VRDN, (Gtd. by SunTrust Banks)	720,000	720,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 1.95%, VRDN,
(Gtd. by Associated Bank)	2,065,000	2,065,000
Frankfort, IN EDRB, Gen. Seating American Proj., 4.00%, VRDN,
(Gtd. by Dai-Ichi Kangyo Bank, Ltd.)	795,000	795,000
Franklin Cnty., TN IDRB, Franklin Inds. Proj., 1.71%, VRDN, (Gtd. by Bank of America)	918,000	918,000
Fridley, MN RRB, Fridley Business Plaza Proj., 1.80%, VRDN, (Gtd. by Wells Fargo)	2,550,000	2,550,000
Frisco City, AL IDA RB, Standard Furniture Manufacturing Proj., 1.89%, VRDN,
(Gtd. by Amsouth Bank)	1,680,000	1,680,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 1.92%, VRDN, (Gtd. by Bank of America)	3,770,000	3,770,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 1.81%, VRDN,
(Gtd. by Branch Banking & Trust)	6,410,000	6,410,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., 2.04%, VRDN, (Gtd. by First Comml. Bank)	945,000	945,000
Hawaii Dept. Budget & Fin., 1.78%, VRDN	7,700,000	7,700,000
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., 1.79%, VRDN, (Gtd. by Natl. City Bank)	3,575,000	3,575,000
Howard, WI IDRB, Fox Converting, Inc., 1.95%, VRDN	4,500,000	4,500,000
Huntsville, AL IDRB, Svc. Steel, Inc. Proj., 1.97%, VRDN, (Gtd. by First Comml. Bank)	1,615,000	1,615,000
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., 1.95%, VRDN, (Gtd. by BNP Paribas)	3,290,000	3,290,000
Downers Grove, Ltd. Proj., 1.77%, VRDN, (Gtd. by Lasalle Bank)	2,000,000	2,000,000
Kris & Dee Associates, Inc. Proj., 1.83%, VRDN, (Gtd. by LaSalle Bank)	940,000	940,000
Indiana Dev. Fin. Auth EDRB, Carr Metals Products Proj., 2.03%, VRDN, (Gtd. by Bank One)	750,000	750,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 1.83%, VRDN, (Gtd. by Bank One)	3,375,000	3,375,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 2.07%, VRDN,
(Gtd. by U.S. Bank)	1,500,000	1,500,000
Kansas City, MO IDRRB, Quarterage Hotel Proj., 1.92%, VRDN, (Gtd. by U.S. Bank)	3,545,000	3,545,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 1.76%, VRDN, (Gtd. by Wells Fargo)	5,865,000	5,865,000
Lexington, KY IDRB, Kirby Containers Proj., 1.90%, VRDN, (Gtd. by Amsouth Bank)	2,000,000	2,000,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 1.92%, VRDN, (Gtd. by U.S. Bank)	1,000,000	1,000,000
Liberty Cnty., GA IDRB, Muskin Leisure Products Proj., 1.76%, VRDN, (Gtd. by Comerce de France)	3,875,000	3,875,000
Lincoln Cnty., ID IDRB, Double A Dairy Proj., 1.92%, VRDN, (Gtd. by Bank of America)	2,000,000	2,000,000
Lombard, IL IDRB, Tella Tool & Manufacturing Co. Proj., 1.77%, VRDN, (Gtd. by Bank One)	500,000	500,000
Lorain Cnty., OH IDRB, Skill Tools Proj., 1.80%, VRDN, (Gtd. by Key Bank)	4,460,000	4,460,000
Louisiana Local Govt. Env. Facs. IDRB, Mid So. Extrusion Proj., 1.92%, VRDN,
(Gtd. by Regions Bank)	2,995,000	2,995,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 1.98%, VRDN, (Gtd. by Honeywell Intl.)	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., 1.92%, VRDN, (Gtd. by Regions Bank)	2,960,000	2,960,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 1.94%, VRDN, (Gtd. by Bank of ND)	4,180,000	4,180,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 1.95%, VRDN, (Gtd. by Associated Bank)	1,050,000	1,050,000
Manitowoc Tool & Machining Proj., 1.95%, VRDN, (Gtd. by Associated Bank)	2,100,000	2,100,000
Mankato, MN IDRB, Katolight Corp. Proj., 1.88%, VRDN, (Gtd. by U.S. Bank)	2,150,000	2,150,000
Marion Cnty., OH IDRB, Central OH Farmers Proj., 1.97%, VRDN,
(Gtd. by Bay Hypo-Und Vereinsbank AG)	3,050,000	3,050,000
Massachusetts CDA RB, Ser. A, 1.53%, VRDN, (Gtd. by Bank of America)	5,970,000	5,970,000
Massachusetts Dev. Fin. Agcy. RB, Unilock NY Proj., 1.83%, VRDN, (Gtd. by Bank One)	4,000,000	4,000,000
Meade Cnty., KY Indl. Bldg. RB, Liters Quarry, Inc. Proj., 1.79%, VRDN, (Gtd. by Bank One)	2,500,000	2,500,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 1.73%, VRDN, (Gtd. by U.S. Bank)	2,145,000	2,145,000
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., 1.95%, VRDN,
(Gtd. by Columbus Bank & Trust Co.)	3,400,000	3,400,000
Miami Cnty., IN IDRB, Prime Products, Inc. Proj., 1.93%, VRDN, (Gtd. by Bank One)	3,300,000	3,300,000
[11]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MANUFACTURING continued
Miami-Dade Cnty., FL IDA RB:
Reflectone, Inc. Proj.:
1.61%, VRDN, (Gtd. by Royal Bank of Canada)	$8,100,000	$8,100,000
1.70%, VRDN, (Gtd. by Royal Bank of Canada)	8,000,000	8,000,000
Tarmac America Proj., 1.74%, VRDN, (Gtd. by Bank of America)	3,200,000	3,200,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., 1.76%, VRDN, (Gtd. by U.S. Bank)	4,275,000	4,275,000
Milwaukee, WI Redev. Auth. IDRB, Palmero Villa, Inc. Proj., Ser. A, 1.65%, VRDN,
(Gtd. by U.S. Bank)	2,750,000	2,750,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., 1.96%, VRDN, (Gtd. by Regions Bank)	3,230,000	3,230,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., 1.79%, VRDN,
(Gtd. by Natl. City Bank)	3,900,000	3,900,000
Muscle Shoals, AL IDRB, Robbins LLC Proj., Ser. A, 1.90%, VRDN, (Gtd. by Amsouth Bank)	4,500,000	4,500,000
New Hampshire Business Fin. Auth. IDRB, Monadock Econ. Dev. & Precitech Proj., 1.80%, VRDN,
(Gtd. by Key Bank)	3,180,000	3,180,000
New York City, NY IDA RB, Liberty Bryant Park LLC Proj., 1.73%, VRDN,
(Gtd. by Bayerische Landesbank)	13,000,000	13,000,000
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., 1.79%, VRDN,
(Gtd. by Natl. City Bank)	3,120,000	3,120,000
Oregon EDRB:
Beef Northwest Feeders Proj.:
1.92%, VRDN, (Gtd. by Bank of America)	1,525,000	1,525,000
1.92%, VRDN, (Gtd. by Bank of America)	2,000,000	2,000,000
Behlen Manufacturing Co. Proj., 1.75%, VRDN, (Gtd. by LaSalle Bank)	5,500,000	5,500,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., 1.92%, VRDN, (Gtd. by Regions Bank)	1,470,000	1,470,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 1.78%, VRDN, (Gtd. by U.S. Bank)	2,475,000	2,475,000
Pilchuck, WA Dev. Corp. IDRB, HCI Steel Proj., 1.80%, VRDN, (Gtd. by Key Bank)	1,715,000	1,715,000
Port Bellingham, WA IDRB, Bakerview Proj., 1.80%, VRDN, (Gtd. by Key Bank)	2,600,000	2,600,000
Rhode Island IDA RB, Calise & Sons Bakery Proj., 1.60%, VRDN, (Gtd. by Citizens Bank)	6,210,000	6,210,000
Rhode Island Indl. Facs. Corp. IDRB, Greystone of Lincoln Proj., 1.85%, VRDN,
(Gtd. by Mellon Bank)	2,300,000	2,300,000
Sanford, ME RB, Toms of Maine Proj., 1.60%, VRDN, (Gtd. by Bank of America)	5,000,000	5,000,000
Scott Cnty., IA IDRB:
Ford Manufacturing Co., Inc. Proj., Ser. 1997, 1.65%, VRDN, (Gtd. by U.S. Bank)	1,600,000	1,600,000
Recycling-Nichols Aluminum Proj., 1.65%, VRDN, (Gtd. by U.S. Bank)	2,000,000	2,000,000
Simpson Cnty., KY IDRB, Harmon Motive KY Proj., 1.82%, VRDN, (Gtd. by Bank of America)	7,200,000	7,200,000
South Carolina Jobs EDA RB:
Mid-Atlantic Drainage Proj., 1.92%, VRDN, (Gtd. by Natl. Bank of SC)	1,745,000	1,745,000
Ortec, Inc. Proj., Ser. B, 1.79%, VRDN, (Gtd. by Bank of America)	2,500,000	2,500,000
TK, Inc. Proj., 1.79%, VRDN, (Gtd. by Bank of America)	2,095,000	2,095,000
South Dallas, AL IDA RB, Cahaba Valley Lumber Co. Proj., 1.92%, VRDN, (Gtd. by Amsouth Bank)	1,550,000	1,550,000
St. Joseph, MO IDRB, Lifeline Foods LLC Proj., 1.92%, VRDN	7,140,000	7,140,000
Summit Cnty., OH IDRB, S.A. Comunale Co. Proj., 1.79%, VRDN, (Gtd. by Natl. City Bank)	2,985,000	2,985,000
Trinity River Auth., TX PCRRB, Gen. Motors Corp. Proj., Ser. 1987, 2.15%, VRDN,
(Gtd. by Gen. Motors Corp.)	6,900,000	6,900,000
Tuscaloosa Cnty., AL IDA RB, 1.65%, VRDN	6,700,000	6,700,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., 2.02%, VRDN, (Gtd. by Amsouth Bank)	625,000	625,000
Hardwear Corp. Proj., 2.02%, VRDN, (Gtd. by Amsouth Bank)	900,000	900,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., 1.89%, VRDN, (Gtd. by Amsouth Bank)	1,910,000	1,910,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 1.80%, VRDN, (Gtd. by Amsouth Bank)	5,950,000	5,950,000
Washington EDFA RB, Royal Ridge Fruit Proj., 1.92%, VRDN, (Gtd. by Bank of America)	4,205,000	4,205,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
1.65%, VRDN, (Gtd. by Dow Chemical Co.)	10,200,000	10,200,000
Ser. 1995, 1.65%, VRDN, (Gtd. by Dow Chemical)	20,525,000	20,525,000
Ser. A, 1.65%, VRDN, (Gtd. by Dow Chemical Co.)	4,050,000	4,050,000
[12]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MANUFACTURING continued
West Bend, WI IDRB, Bestech Tool Corp. Proj., 1.65%, VRDN, (Gtd. by U.S. Bank)	$1,350,000	$1,350,000
Wilson Cnty., TN IDRB, John Deal Coatings, Inc. Proj., 1.95%, VRDN, (Gtd. by Amsouth Bank)	1,200,000	1,200,000
Winslow, ME RB, ME Biological Labs Proj., 1.80%, VRDN, (Gtd. by Key Bank)	3,245,000	3,245,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., 1.86%, VRDN, (Gtd. by Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 1.79%, VRDN, (Gtd. by Bank of America)	1,600,000	1,600,000

		424,045,000

MISCELLANEOUS REVENUE 7.7%
Bad River Band Lake Superior, WI RB, Native Lands Acquisitions Proj., 1.75%, VRDN,
(Gtd. by Associated Bank)	5,095,000	5,095,000
Brazos, Texas IDRB, ConocoPhillips Co. Proj., 1.80%, VRDN	3,500,000	3,500,000
Calcasieu Parish, Inc., LA Indl. Dev. Board Environment RB, 1.56%, VRDN,
(Gtd. by Natexis Banque Populaire)	3,700,000	3,700,000
California Pollution Ctrl. Fin. Auth. RB, 1.57%, VRDN, (Gtd. by BP plc)	6,075,000	6,075,000
Delaware Valley, PA Regl. Fin. PFOTER, 1.72%, VRDN, (Gtd. by Merrill Lynch & AMBAC)	10,695,000	10,695,000
Florida Correctional Facs. ROC, 1.72%, VRDN	3,060,000	3,060,000
Fort McDowell, AZ Yavapai Nation Eagle Trust, Class A, 1.87%, VRDN, (Gtd. by Citigroup Holdings)	30,675,000	30,675,000
Gwinnett Cnty., GA Edl. Dev. Auth. RB, 1.72%, VRDN, (Gtd. by Citibank)	6,690,000	6,690,000
Houston, TX Hotel Occupancy Tax & Spl. RB, PFOTER, 1.79%, VRDN,
(Gtd. by Merrill Lynch & AMBAC)	8,405,000	8,405,000
Indiana Bond Bank RB, 1.72%, VRDN, (Gtd. by MBIA)	2,430,000	2,430,000
Jacksonville, FL EDA RB, 1.69%, VRDN, (Gtd. by Bank of America)	4,970,000	4,970,000
Las Vegas, NV EDA RB, Andre Agassi Foundation, 1.67%, VRDN, (Gtd. by Allied Irish Bank)	4,000,000	4,000,000
Los Angeles, CA RB, 1.69%, VRDN	6,000,000	6,000,000
Louisiana Pub. Facs. Auth. RB, Tiger Athletic Foundation Proj., 1.70%, VRDN,
(Gtd. by Hibernia National Bank)	38,000,000	38,000,000
Municipal Securities Pool Trust:
1.82%, VRDN, (Gtd. by MBIA)	74,660,000	74,660,000
1.82%, VRDN, (Gtd. by MBIA)	77,925,000	77,925,000
1.82%, VRDN, (Gtd. by MBIA)	76,620,000	76,620,000
New Hampshire Hlth. & Edl. Facs. RAN, 2.50%, VRDN, (Gtd. by Bank of America)	1,000,000	1,004,599
New Jersey EDA RB, 1.70%, VRDN, (Gtd. by Citibank)	9,900,000	9,900,000
New Jersey Edl. Facs. Auth. RB, 1.70%, VRDN, (Gtd. by Citigroup Holdings)	3,490,000	3,490,000
Oklahoma Dev. Fin. Auth. RB, Conoco, Inc. Proj.:
1.35%, 12/01/2004, (Gtd. by Conoco, Inc.)	10,000,000	10,000,000
Ser. B, 1.70%, VRDN, (Gtd. by Conoco, Inc.)	2,500,000	2,500,000
Pennsylvania EDA Fin. Auth. Wstwtr. Treatment RB, Sunoco, Inc. Proj., 1.90%, VRDN	11,000,000	11,000,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., 1.56%, VRDN	2,100,000	2,100,000
Port Corpus Christi, TX Solid Wst. RB, Flint Hills Resources Proj.:
Ser. A:
1.86%, VRDN, (Gtd. by Flint Resources)	9,000,000	9,000,000
1.93%, VRDN, (Gtd. by Flint Resources)	25,000,000	25,000,000
Ser. B, 1.80%, VRDN, (Gtd. by Flint Resources)	11,700,000	11,700,000
Puerto Rico Cmnwlth. PFOTER, 1.67%, VRDN, (Gtd. by Merrill Lynch)	5,000,000	5,000,000
United Nations Dev. Corp. of NY, PFOTER, 1.74%, VRDN, (Gtd. by Merrill Lynch)	3,620,000	3,620,000
Valdez, AK Marine Terminal RB, Conoco, Inc. Proj.:
1.80%, 06/01/2005	20,500,000	20,500,000
1.80%, 06/01/2005	5,000,000	5,000,000
1.80%, 06/01/2005	18,375,000	18,375,000

		500,689,599

[13]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 0.4%
Chicago, IL IDRB, Federal Marine Terminal Proj., 1.66%, VRDN, (Gtd. by LaSalle Bank)	$4,200,000	$4,200,000
Massachusetts Port Auth. RB, PFOTER:
1.78%, VRDN, (Gtd. by Merrill Lynch)	16,220,000	16,220,000
1.83%, VRDN, (Gtd. by Merrill Lynch)	5,820,000	5,820,000
Tuscaloosa, AL Cnty. Port Auth. RB, Capstone Hotel, Ltd. Proj., 1.60%, VRDN,
(Gtd. by Southtrust Bank)	138,000	138,000

		26,378,000

RESOURCE RECOVERY 1.6%
Ladysmith, WI Solid Wst. Disp. Facs. RB, Cityforest Corp. Proj., Ser. 1998, 1.81%, VRDN,
(Gtd. by Union Bank of California)	13,225,000	13,225,000
Maine Fin. Auth. Solid Wst. Disp. Auth. RB, 2.90%, 06/01/2005	15,000,000	15,000,000
Oregon EDRB, GA Pacific Proj., 1.97%, VRDN	15,900,000	15,900,000
Oregon Metro. Svc. Dist. Wst. Disposal RB, Riedel OR Compost Co. Proj., 1.68%, VRDN,
(Gtd. by U.S. Bank)	3,900,000	3,900,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Proj., 1.71%, VRDN,
(Gtd. by TOTAL FINA ELF SA)	33,175,000	33,175,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj.:
2.07%, VRDN, (Gtd. by Bank One)	8,600,000	8,600,000
2.07%, VRDN, (Gtd. by Bank One)	5,000,000	5,000,000
Texas Indl. Dev. Corp. RB, TX Disposal Sys., Inc., Proj., 1.74%, VRDN	3,900,000	3,900,000
Texas Regl. Dev. Corp. RB, Recycle to Conserve, 1.76%, VRDN	5,000,000	5,000,000

		103,700,000

SOLID WASTE 0.1%
New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Wst. Management, Inc.,
2.90%, 06/01/2005, (Gtd. by Wachovia Bank)	8,000,000	8,000,000

SPECIAL TAX 3.0%
ABN Amro Munitops COP, Ser. 2002-24, 1.60%, VRDN	3,300,000	3,300,000
Broomfield Village, CO. Metro. Dist. No. 2 RRB, Ser. A, 2.02%, VRDN, (Gtd. by Compass Bank)	3,910,000	3,910,000
Broward Cnty., FL Res. Recovery Auth. RB, 5.00%, 12/01/2004	9,000,000	9,000,000
California Econ. Recovery GO, 1.70%, VRDN, (Gtd. by Citibank)	24,750,000	24,750,000
Chicago, IL GO, Lakefront Millenium, Ser. 322, 1.73%, VRDN, (Gtd. by Morgan Stanley)	1,770,000	1,770,000
Denver, CO Urban Renewal Auth. Tax Increment RB:
Downtown Denver Proj., 1.76%, VRDN, (Gtd. by Zions First Natl. Bank)	2,160,000	2,160,000
So. Broadway Urban Proj., 1.66%, VRDN, (Gtd. by Zions First Natl. Bank)	5,055,000	5,055,000
Denver, CO Urban Renewal TRAN, 1.77%, VRDN, (Gtd. by Merrill Lynch)	12,500,000	12,500,000
Florida Board of Ed. ROC, Ser. 2003-4521, 1.72%, VRDN, (Gtd. by Citigroup Holdings & FGIC)	2,490,000	2,490,000
Illinois Metro. Pier & Expo. Auth. RB:
1.72%, VRDN, (Gtd. by Citibank)	6,000,000	6,000,000
1.75%, VRDN, (Gtd. by Morgan Stanley)	10,260,000	10,260,000
1.79%, VRDN, (Gtd. by Merrill Lynch)	7,535,000	7,535,000
Ser. 2004-49 Class A, 1.70%, VRDN	3,400,000	3,400,000
PFOTER:
1.79%, VRDN, (Gtd. by BNP Paribas & MBIA)	6,810,000	6,810,000
1.79%, VRDN, (Gtd. by Merrill Lynch)	6,855,000	6,855,000
ROC:
1.80%, VRDN	4,025,000	4,025,000
1.81%, VRDN, (Gtd. by Citibank)	12,570,000	12,570,000
1.81%, VRDN, (Gtd. by Citibank)	14,010,000	14,010,000
Lee Cnty., FL Floating Rate Trust Certs., Ser. 957, 1.71%, VRDN, (Gtd. by Morgan Stanley)	7,555,000	7,555,000
Lee Cnty., FL Trans. Facs. ROC, 1.72%, VRDN, (Gtd. by Morgan Stanley)	4,205,000	4,205,000
New Jersey EDA ROC, 1.70%, VRDN, (Gtd. by Citibank)	4,030,000	4,030,000
[14]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
New York, NY TFA RB:
1.69%, VRDN, (Gtd. by Citibank)	$24,750,000	$24,750,000
1.70%, VRDN, (Gtd. by BNP Paribas)	585,000	585,000
1.70%, VRDN, (Gtd. by BNP Paribas)	5,000,000	5,000,000
1.73%, VRDN, (Gtd. by Morgan Stanley)	2,500,000	2,500,000
New York, NY TFA ROC, Ser. 154, 1.69%, VRDN, (Gtd. by Salomon Smith Barney)	3,000,000	3,000,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax ROC, 1.71%, VRDN,
(Gtd. by Citigroup Holdings)	6,300,000	6,300,000

		194,325,000

TOBACCO REVENUE 1.8%
California Tobacco Securitization PFOTER, 1.78%, VRDN, (Gtd. by WestLB)	3,270,000	3,270,000
Erie Cnty., NY Tobacco Asset Securitization PFOTER, 1.78%, VRDN	10,880,000	10,880,000
Golden State Tobacco Securitization Corp. PFOTER:
1.78%, VRDN	6,875,000	6,875,000
1.78%, VRDN	6,750,000	6,750,000
1.78%, VRDN	5,500,000	5,500,000
Louisiana Tobacco Settlement Fin. Corp. RB, PFOTER, 1.85%, VRDN, (Gtd. by Merrill Lynch)	10,690,000	10,690,000
New Jersey EDA ROC, 1.69%, VRDN, (Gtd. by Citibank)	2,000,000	2,000,000
New Jersey Tobacco Settlement Fin. Corp. PFOTER, 1.78%, VRDN, (Gtd. by Merrill Lynch)	16,475,000	16,475,000
New York Cntys., NY Tobacco Trust PFOTER:
1.78%, VRDN, (Gtd. by Merrill Lynch)	9,105,000	9,105,000
1.78%, VRDN, (Gtd. by WestLB)	19,915,000	19,915,000
New York Tobacco Settlement Fin. Corp. PFOTER:
1.69%, VRDN, (Gtd. by Merrill Lynch)	470,000	470,000
1.69%, VRDN, (Gtd. by Merrill Lynch & AMBAC)	6,980,000	6,980,000
1.76%, VRDN, (Gtd. by Merrill Lynch)	2,000,000	2,000,000
Rhode Island Tobacco Settlement Fin. Corp. RB, PFOTER, 1.81%, VRDN, (Gtd. by Merrill Lynch)	2,495,000	2,495,000
South Carolina Tobacco Settlement RB, PFOTER, 1.85%, VRDN, (Gtd. by Merrill Lynch)	2,500,000	2,500,000
Wisconsin Badger Tobacco Asset Securitization PFOTER, 1.81%, VRDN, (Gtd. by Lloyds Bank)	9,375,000	9,375,000

		115,280,000

TRANSPORTATION 2.8%
California Infrastructure & Econ. Dev. RB, 1.70%, VRDN, (Gtd. by Societe Generale)	16,085,000	16,085,000
Central Puget Sound, WA Regl. Transit Auth. PFOTER, Ser. 360, 1.73%, VRDN,
(Gtd. by Morgan Stanley & FGIC)	1,365,000	1,365,000
Dallas, TX Area Rapid Transit ROC, 1.72%, VRDN, (Gtd. by Citigroup Holdings)	2,805,000	2,805,000
E 470 Pub. Highway, CO PFOTER, 1.79%, VRDN, (Gtd. by Merrill Lynch & MBIA)	275,000	275,000
Kansas Dept. Trans. Hwy. RB, 1.46%, VRDN	11,985,000	11,985,000
Los Angeles Cnty., CA Metro. Trans. Auth. RB, 1.70%, VRDN, (Gtd. by Citibank)	9,900,000	9,900,000
Massachusetts Bay Trans. Auth. RB:
1.70%, VRDN, (Gtd. by Citibank)	9,285,000	9,285,000
Ser. SG 156, 1.48%, VRDN, (Gtd. by Societe Generale)	2,600,000	2,600,000
Massachusetts Federal Hwy. Proj. RB, 1.68%, VRDN, (Gtd. by BNP Paribas)	5,510,000	5,510,000
New Jersey Trans. Auth. Floating Rate Trust Cert., Ser. 963, 1.69%, VRDN	7,400,000	7,400,000
New York Metro. Trans. Auth. RB, 1.62%, VRDN, (Gtd. by Depfa USA)	30,800,000	30,800,000
New York Thruway Auth. RB:
1.69%, VRDN, (Gtd. by BNP Paribas)	6,385,000	6,385,000
MSTR, 1.58%, VRDN, (Gtd. by JPMorgan Chase Bank)	7,200,000	7,200,000
New York Triborough Bridge & Tunnel Auth. RB, 1.51%, VRDN, (Gtd. by Bayerische Landesbank)	16,000,000	16,000,000
Oklahoma Trans. Auth. RB, OK Turnpike Sys., 5.00%, 01/01/2005	1,000,000	1,003,200
Pennsylvania Turnpike Commission RB, Ser. Q, 1.58%, VRDN, (Gtd. by Bayerische Landesbank)	10,000,000	10,000,000
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB, Ser. 771, 1.85%, 10/13/2005	7,000,000	7,000,000
Regional Trans. Auth. IL RB, Ser. 2003-21, 1.71%, VRDN, (Gtd. by BNP Paribas & FGIC)	6,040,000	6,040,000
[15]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
South Carolina Trans. Infrastructure RB:
1.71%, VRDN, (Gtd. by Morgan Stanley)	$14,460,000	$14,460,000
1.71%, VRDN, (Gtd. by JPMorgan Chase Bank)	2,595,000	2,595,000
Texas Turnpike Auth. PFOTER:
1.79%, VRDN, (Gtd. by Merrill Lynch)	7,360,000	7,360,000
1.79%, VRDN, (Gtd. by Merrill Lynch)	3,530,000	3,530,000

		179,583,200

UTILITY 4.7%
Carlton, WI PCRB, WI Pwr. & Light Proj., 1.69%, VRDN, (Gtd. by WI Pwr. & Light)	1,500,000	1,500,000
Carroll Cnty., KY Solid Wst. Disposal Facs. RB, KY Utility Co. Proj., 1.65%, VRDN,
(Gtd. by KY Utility Co.)	45,100,000	45,100,000
Coconino Cnty., AZ PCRB, AZ Pub. Svc. Co. Proj.:
1.68%, VRDN, (Gtd. by AZ Pub. Svc. Co.)	6,710,000	6,710,000
1.68%, VRDN, (Gtd. by AZ Pub. Svc. Co.)	19,000,000	19,000,000
Dade Cnty., FL IDA RB, FL Pwr. & Light Co., 1.50%, VRDN, (Gtd. by FL Pwr. & Light Co.)	800,000	800,000
Denton, TX Util. Sys. RB, 1.72%, VRDN, (Gtd. by Citigroup Holdings)	5,880,000	5,880,000
Lakeland, FL Energy RB, Ser. A, 1.53%, VRDN, (Gtd. by Toronto Dominion)	14,200,000	14,200,000
Laramie, Cnty., WY IDA RB, Cheyenne Light & Pwr. Co., 1.70%, VRDN, (Gtd. by Wells Fargo)	5,000,000	5,000,000
Lower Colorado River, TX Auth. RB, 1.72%, VRDN , (Gtd. by Citigroup Holdings)	3,780,000	3,780,000
McAlester, OK Pub. Works Auth. Util. RB, MSTR, 1.61%, VRDN, (Gtd. by Bear Stearns & FSA)	11,585,000	11,585,000
Milwaukee, WI IDRRB, WI Elec. Pwr. Co. Proj., 1.80%, VRDN, (Gtd. by WI Elec. Pwr. Co.)	2,000,000	2,000,000
Municipal Elec. Auth., GA RB, 1.52%, VRDN, (Gtd. by Landesbank Hessen)	10,600,000	10,600,000
Nebraska Pub. Pwr. Dist. RB:
1.72%, VRDN, (Gtd. by Citibank)	3,200,000	3,200,000
1.72%, VRDN, (Gtd. by Citibank)	5,330,000	5,330,000
5.25%, VRDN, (Gtd. by Citibank)	3,500,000	3,509,742
North Carolina Eastern Muni. Pwr. Auth. RB, 1.71%, VRDN, (Gtd. by Morgan Stanley)	4,400,000	4,400,000
Oconee Cnty., SC PCRRB, Duke Energy Corp. Proj., Ser. A, 1.63%, VRDN,
(Gtd. by Duke Energy Corp.)	23,900,000	23,900,000
Ohio Wtr. Dev. PCRB, 1.71%, VRDN, (Gtd. by JPMorgan Chase Bank)	4,580,000	4,580,000
Orlando, FL Util. Commission Util. RB, 1.72%, VRDN, (Gtd. by Citibank)	4,260,000	4,260,000
Pleasant Prairie, WI PCRRB, WI Elec. Pwr. Co.:
1.80%, VRDN, (Gtd. by Wisconsin Elec. Pwr. Co.)	4,000,000	4,000,000
1.80%, VRDN, (Gtd. by Wisconsin Elec. Pwr. Co.)	20,000,000	20,000,000
Port Morrow, OR PCRRB, ID Pwr. Co. Proj., 1.93%, VRDN, (Gtd. by ID Pwr. Co.)	4,360,000	4,360,000
Port Lucie, FL Util. RB, 1.71%, VRDN, (Gtd. by RBC Centura)	19,345,000	19,345,000
Puerto Rico Elec. Pwr. Auth. RB:
1.70%, VRDN, (Gtd. by Bank of America)	3,000,000	3,000,000
2.20%, VRDN, (Gtd. by Merrill Lynch)	6,625,000	6,625,000
Reedy Creek, FL Impt. Dist. Util. RB, 1.71%, VRDN, (Gtd. by Morgan Stanley)	5,700,000	5,700,000
Sheboygan, WI PCRB, WI Pwr. & Light. Co., 1.75%, VRDN, (Gtd. by WI Pwr. & Light Co.)	1,000,000	1,000,000
South Carolina Pub. Svc. Auth. RB, Class A, 1.72%, VRDN, (Gtd. by Citibank & FGIC)	10,485,000	10,485,000
Southern California Pub. Pwr. Transmission RB, 1.50%, VRDN, (Gtd. by Dexia Credit Local)	39,900,000	39,900,000
Springfield, IL Elec. RB, Ser. 2002A, 1.75%, VRDN, (Gtd. by Bank of NY & MBIA)	6,746,500	6,746,500
Wyandotte Cnty., KS Util. Sys. RB, Class A, 1.72%, VRDN, (Gtd. Citibank)	5,000,000	5,000,000

		301,496,242

WATER & SEWER 1.8%
Atlanta, GA Wtr. & Wstwtr. RB:
1.69%, VRDN, (Gtd. by JPMorgan Chase Bank)	12,495,000	12,495,000
1.72%, VRDN, (Gtd. by Citibank)	4,900,000	4,900,000
Charlotte Cnty., FL Utility RB, Ser. B, 1.69%, VRDN, (Gtd. by Bank of America & FGIC)	9,650,000	9,650,000
Des Moines, IA Metro. Wstwtr. RB, 1.71%, VRDN, (Gtd. by JPMorgan Chase Bank)	2,400,000	2,400,000
Detroit, MI Sewage Disp. RB, 1.72%, VRDN, (Gtd. by Societe Generale)	7,000,000	7,000,000
Florida Govt. Util. Auth. RB, Floating Rate Trust Cert., 1.73%, VRDN,
(Gtd. by Morgan Stanley & AMBAC)	6,800,000	6,800,000
[16]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Fulton Cnty., GA Wtr. & Swr. ROC, 1.72%, VRDN, (Gtd. by Citibank)	$4,770,000	$4,770,000
Gwinnett Cnty., GA Wtr. & Swr. RB, 1.72%, VRDN, (Gtd. by Citibank)	16,325,000	16,325,000
Honolulu, HI City & Cnty. Wstwtr. Sys. RB, Floating Rate Trust Cert., Ser. 400, 1.73%, VRDN,
(Gtd. by Morgan Stanley & FGIC)	3,462,500	3,462,500
Houston, TX Util. Sys. RB:
1.71%, VRDN, (Gtd. by JPMorgan Chase Bank)	5,670,000	5,670,000
1.72%, VRDN, (Gtd. by Citibank)	10,285,000	10,285,000
1.72%, VRDN, (Gtd. by Citigroup Holdings)	5,905,000	5,905,000
Houston, TX Wtr. & Swr. Sys. RB, Ser. 2003-14, 1.71%, VRDN, (Gtd. by BNP Paribas & FSA)	1,595,000	1,595,000
Los Angeles, CA Wstwtr. Sys. RB, Ser. 2003-33, Class A, 1.70%, VRDN, (Gtd. by Citibank & FSA)	11,870,000	11,870,000
Montgomery Cnty., TX Muni. Util. RB, 1.71%, VRDN, (Gtd. by JPMorgan Chase Bank)	3,200,000	3,200,000
New York, NY Wtr. Fin. Auth. ROC, 1.69%, VRDN, (Gtd. by Citigroup Holdings)	5,290,000	5,290,000
Sarasota Cnty., FL Util. Sys. RB, PFOTER, 1.70%, VRDN, (Gtd. by Merrill Lynch & FGIC)	5,775,000	5,775,000

		117,392,500

Total Municipal Obligations (cost $6,019,401,897)		6,019,401,897

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligation Fund (cost $500,000)	500,000	500,000

Total Investments (cost $6,458,696,897) 99.8%		6,458,696,897
Other Assets and Liabilities 0.2%		11,574,557

Net Assets 100.0%		$6,470,271,454

[17]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificates
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TAN	Tax Anticipation Note
TFA	Transportation Finance Authority
TOC	Tender Option Certificates
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at November 30, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA).

[18]

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2004:

California	9.0%	New Mexico	0.9%
Texas	6.8%	Maryland	0.8%
Florida	5.6%	Oregon	0.8%
New York	4.8%	New Hampshire	0.8%
Illinois	4.5%	Connecticut	0.7%
Wisconsin	3.7%	Nebraska	0.6%
Massachusetts	3.1%	Utah	0.5%
Georgia	3.1%	Puerto Rico	0.5%
Pennsylvania	2.5%	Kansas	0.5%
Ohio	2.4%	Maine	0.5%
Colorado	2.3%	Oklahoma	0.5%
Louisiana	2.2%	Minnesota	0.4%
New Jersey	2.0%	Idaho	0.4%
Michigan	1.6%	Delaware	0.3%
Washington	1.3%	North Carolina	0.3%
South Carolina	1.3%	Nevada	0.2%
Arizona	1.3%	Vermont	0.2%
Indiana	1.2%	Iowa	0.2%
Virginia	1.2%	Mississippi	0.2%
Hawaii	1.1%	Missouri	0.2%
Kentucky	1.0%	District of Columbia	0.1%
Alaska	1.0%	Wyoming	0.1%
Rhode Island	1.0%	North Dakota	0.1%
Alabama	1.0%	South Dakota	0.1%
Tennessee	0.9%	Non-state specific	24.2%

			100.0%

On November 30, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[19]

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 22.1%
U.S. Treasury Notes:
1.125%, 06/30/2005	$150,000,000	$149,297,783
1.25%, 05/31/2005	150,000,000	149,661,826
1.50%, 07/31/2005	65,000,000	64,779,923
1.625%, 03/31/2005 - 09/30/2005	220,000,000	219,531,199
1.75%, 12/31/2004	150,000,000	150,032,931
1.875%, 11/30/2005	230,000,000	228,499,091
2.00%, 08/31/2005	50,000,000	49,991,377
6.50%, 05/15/2005 - 08/15/2005	175,000,000	179,461,826
6.75%, 05/15/2005	50,000,000	51,168,008

Total U.S. Treasury Obligations (cost $1,242,423,964)		1,242,423,964

REPURCHASE AGREEMENTS * 77.9%
ABN Amro, Inc., Avg. rate of 1.94%, dated 11/29/2004, maturing 12/6/2004, maturity value $220,082,806 (1) **	220,000,000	220,000,000
Bank of America Corp., Avg. rate of 1.94%, dated 11/29/2004, maturing 12/6/2004, maturity value $220,082,867 (2) **	220,000,000	220,000,000
Barclays DeZeote Wedd Securities, 1.94%, dated 11/30/2004, maturing 12/1/2004, maturity value $220,011,856 (3)	220,000,000	220,000,000
Credit Suisse First Boston Corp.:
Avg. rate of 1.95%, dated 11/29/2004, maturing 12/6/2004, maturity value $125,047,396 (4) **	125,000,000	125,000,000
Avg. rate of 1.95%, dated 11/29/2004, maturing 12/6/2004, maturity value $75,028,438 (5) **	75,000,000	75,000,000
Deutsche Bank Securities, Inc.:
Avg. rate of 1.96%, dated 11/29/2004, maturing 12/6/2004, maturity value $175,066,597 (6) **	175,000,000	175,000,000
Avg. rate of 1.97%, dated 11/29/2004, maturing 12/6/2004, maturity value $220,084,150 (7) **	220,000,000	220,000,000
Greenwich Capital Markets, Avg. rate of 1.94%, dated 11/29/2004, maturing 12/6/2004, maturity value $220,083,111 (8) **	220,000,000	220,000,000
JPMorgan Chase & Co., Avg. rate of 1.92%, dated 11/29/2004, maturing 12/6/2004, maturity value $220,082,317 (9) **	220,000,000	220,000,000
Lehman Brothers, Inc., Avg. rate of 1.95%, dated 11/29/2004, maturing 12/6/2004, maturity value $220,083,294 (10) **	220,000,000	220,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.94%, dated 11/30/2004, maturing 12/1/2004, maturity value $220,011,856 (11)	220,000,000	220,000,000
Morgan Stanley & Co., Avg. rate of 1.94%, dated 11/29/2004, maturing 12/6/2004, maturity value $220,083,050 (12) **	220,000,000	220,000,000
RBC Dain Rauscher, Avg. rate of 1.93%, dated 11/29/2004, maturing 12/6/2004, maturity value $200,075,000 (13) **	200,000,000	200,000,000
Salomon Smith Barney, Inc.:
Avg. rate of 1.92%, dated 11/29/2004, maturing 12/6/2004, maturity value $235,087,733 (14) **	235,000,000	235,000,000
Avg. rate of 1.99%, dated 11/29/2004, maturing 12/6/2004, maturity value $235,090,736 (15) **	235,000,000	235,000,000
Societe Generale:
1.95%, dated 11/30/2004, maturing 12/1/2004, maturity value $165,008,938 (16)	165,000,000	165,000,000
1.95%, dated 11/30/2004, maturing 12/1/2004, maturity value $75,004,063 (17)	75,000,000	75,000,000
State Street Corp., 1.88%, dated 11/30/2004, maturing 12/1/2004, maturity value $144,585,826 (18)	144,578,276	144,578,276
[1]

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

REPURCHASE AGREEMENTS continued
UBS Securities LLC:
1.96%, dated 11/30/2004, maturing 12/1/2004, maturity value $450,024,500 (19)	$450,000,000	$450,000,000
2.06%, dated 11/30/2004, maturing 12/1/2004, maturity value $300,017,167 (20)	300,000,000	300,000,000
WestLB, Avg. rate of 1.94%, dated 11/29/2004, maturing 12/6/2004, maturity value $220,082,867 (21) **	220,000,000	220,000,000

Total Repurchase Agreements (cost $4,379,578,276)		4,379,578,276

Total Investments (cost $5,622,002,240) 100.0%		5,622,002,240
Other Assets and Liabilities 0.0%		(1,652,020)

Net Assets 100.0%		$5,620,350,220

*	Collateralized by:
	(1)	$226,235,000 U.S. Treasury Bills, 0.00%, 03/10/2005 to 04/28/2005; value is $224,400,126.
	(2)	$126,209,000 U.S. Treasury Bill, 0.00%, 04/28/2005; value is $125,011,277; $86,847,000 U.S. Treasury Bond, 6.00%, 02/15/2026; value including accrued interest is $99,389,607.
	(3)	$170,231,000 U.S. Treasury Inflation Index Note, 3.875%, 01/15/2009; value including accrued interest is $224,401,127.
	(4)	$127,915,000 U.S. Treasury Bill, 0.00%, 01/27/2005; value is $127,504,392.
	(5)	$76,750,000 U.S. Treasury Bill, 0.00%, 01/27/2005; value is $76,503,632.
	(6)	$175,734,000 U.S. Treasury Note, 3.875%, 05/15/2009; value including accrued interest is $177,787,568.
	(7)	$228,000,000 GNMA, 5.00%, 10/15/2034; value including accrued interest is $225,112,885.
	(8)	$155,356,000 U.S. Treasury Bond, 7.50%, 11/15/2016; value including accrued interest is $197,106,029; $27,740,000 U.S. Treasury Note, 3.125%, 04/15/2009; value including accrued interest is $27,296,971.
	(9)	$225,125,000 U.S. Treasury Notes, 1.125% to 4.25%, 04/30/2005 to 11/15/2014; value including accrued interest is $224,400,562.
	(10)	$409,616,326 STRIPS, 0.00%, 11/15/2012 to 05/15/2020; value is $224,402,079.
	(11)	Cash in the amount of $6,544,512 has been segregated by Merrill Lynch, Pierce, Fenner & Smith, Inc., the tri-party custodian, as collateral for the repurchase agreement; $218,043,000 U.S. Treasury Bill, 0.00%, 12/16/2004; value is $217,855,488.
	(12)	$182,259,000 U.S. Treasury Inflation Index Notes, 3.375% to 3.50%, 01/15/2011 to 01/15/2012; value including accrued interest is $224,414,979.
	(13)	$9,719,000 U.S. Treasury Notes, 1.50% to 5.00%, 07/31/2005 to 02/15/2011; value including accrued interest is $9,722,632; $172,078,000 U.S. Treasury Bonds, 5.25% to 7.50%, 02/15/2029 to 11/15/2016; value including accrued interest is $194,277,826.
	(14)	$228,960,000 U.S. Treasury Note, 4.75%, 11/15/2008; value including accrued interest is $239,784,824.
	(15)	$298,209,660 GNMA, 5.50% to 6.00%, 08/15/2032 to 11/20/2034; value including accrued interest is $239,700,000.
	(16)	$168,547,000 U.S. Treasury Bills, 0.00%, 12/16/2004 to 12/23/2004; value is $168,356,794.
	(17)	$76,536,000 U.S. Treasury Bill, 0.00%, 12/09/2004; value is $76,500,793.
	(18)	$4,345,000 U.S. Treasury Note, 5.625%, 05/15/2008; value including accrued interest is $4,670,875; $142,800,000 U.S. Treasury Bills, 0.00%, 12/09/2004; value is $142,800,000.
	(19)	$864,286,484 GNMA, 3.375% to 10.00%, 08/15/2005 to 11/20/2034; value including accrued interest is $459,001,663.
	(20)	$302,913,000 U.S. Treasury Notes, 2.75% to 4.25%, 06/30/2006 to 08/15/2013; value including accrued interest is $306,004,808.
	(21)	$119,996,000 U.S. Treasury Notes, 1.50% to 3.875%, 07/31/2005 to 02/15/2013; value including accrued interest is $119,303,471; $76,880,000 U.S. Treasury Bonds, 8.50% to 13.25%, 02/15/2005 to 02/15/2020; value including accrued interest is $103,286,964; $1,373,000 U.S. Treasury Inflation Index Note, 3.875%, 01/15/2009; value including accrued interest is $1,809,910.
**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities

On November 30, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[2]

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 76.6%
FAMC:
2.04%, 12/22/2004¤	$25,000,000	$24,970,833
2.17%, 02/11/2005¤	13,000,000	12,944,620
FFCB, 1.98%, 12/02/2004	100,000,000	100,000,000
FHLB:
1.51%, 02/02/2005	15,000,000	15,000,000
1.55%, 05/06/2005	25,000,000	25,000,000
1.58%, 05/10/2005	15,000,000	15,000,000
1.625%, 06/17/2005	17,235,000	17,179,783
1.80%, 12/15/2004	50,000,000	49,997,852
2.00%, 06/07/2005	20,825,000	20,822,288
2.03%, 12/15/2004¤	50,000,000	49,961,208
2.04%, 06/14/2005	10,000,000	10,000,000
2.08%, 12/22/2004¤	40,000,000	39,952,400
2.09%, 12/27/2004¤	40,000,000	39,940,778
2.25%, 06/23/2005	2,950,000	2,952,596
2.50%, 11/02/2005	20,000,000	20,000,000
2.53%, 02/11/2005	25,000,000	25,000,000
FHLMC:
1.78%, 12/14/2004¤	25,000,000	24,984,201
1.90%, 07/28/2005	25,000,000	25,000,000
2.09%, 12/27/2004¤	42,105,000	42,057,152
2.62%, 01/19/2005	15,000,000	15,000,000
2.875%, 09/15/2005	15,000,000	15,062,119
FNMA:
1.84%, 03/01/2005¤	11,720,000	11,681,617
1.87%, 12/01/2004¤	50,000,000	50,000,000
1.94%, 12/29/2004¤	25,000,000	24,962,278
1.96%, 01/21/2005	50,000,000	49,971,398
2.03%, 12/15/2004¤	50,000,000	49,961,111
2.04%, 01/03/2005¤	17,000,000	16,968,833
2.08%, 12/20/2004¤	30,000,000	29,967,700
2.08%, 12/29/2004	50,000,000	49,982,262
2.11%, 12/29/2004	30,000,000	30,000,000
2.28%, 12/15/2004	15,000,000	15,000,000
2.32%, 09/12/2005	15,000,000	15,000,000

Total U.S. Government & Agency Obligations (cost $934,321,029)		934,321,029

REPURCHASE AGREEMENTS* 23.7%
Deutsche Bank, 2.06%, dated 11/30/2004, maturing 12/01/2004, maturity value $90,005,150 (1)	90,000,000	90,000,000
Societe Generale, 1.88%, dated 11/30/2004, maturing 12/01/2004, maturity value $50,002,611 (2)	50,000,000	50,000,000
State Street Corp., 1.88%, dated 11/30/2004, maturing 12/01/2004, maturity value $148,614,018 (3)	148,606,257	148,606,257

Total Repurchase Agreements (cost $288,606,257)		288,606,257

Total Investments (cost $1,222,927,286) 100.3%		1,222,927,286
Other Assets and Liabilities (0.3%)		(11,536,389)

Net Assets 100.0%		$1,211,390,897

[1]

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)

*	Collateralized by:

(1)	$90,050,000 FHLB, 3.625% to 5.25%, 11/14/2008 to 6/18/2014, value including accrued interest is $91,800,281.

(2)	$18,751,000 U.S. Treasury Notes, 2.75% to 5.625%, 6/30/2006 to 2/15/2012, value including accrued interest is $19,360,859; $31,860,000 U.S. Treasury Bills, 0.00%, 12/23/2004 to 4/28/2005, value is $31,655,256.

(3)	$153,145,001 U.S. Treasury Bills, 0.00%, 04/28/2005 to 05/12/2005, value is $151,608,003.

¤	Zero coupon bond, rate shown represents the yield to maturity at date of purchase.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

On November 30, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[2]
EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS
November 30, 2004 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 4.9%
Credit Suisse First Boston, 2.12%, 12/20/2004	$50,000,000	$50,000,000
Deutsche Bank AG:
1.53%, 05/06/2005	15,000,000	15,000,000
2.45%, 10/07/2005	15,000,000	15,000,000

Total Certificates of Deposit (cost $80,000,000)		80,000,000

COMMERCIAL PAPER 44.5%
Asset-Backed 44.5%
Bavaria Universal Funding Corp., 2.20%, 01/04/2005	30,000,000	29,937,667
Blue Heron Funding, Ltd., FRN, 2.21%, 12/25/2004	45,000,000	45,000,000
Citigroup Global Markets Holdings, 1.98%, 12/01/2004	20,427,000	20,427,000
Compass Securitization, 2.12%, 12/23/2004	25,000,000	24,967,611
Descartes Funding, 2.10%, 12/15/2004	40,000,000	40,000,000
Edison Asset Securitization LLC, 1.70%, 12/01/2004	18,875,000	18,875,000
Eiffel Funding LLC, 2.06%, 12/06/2004	40,000,000	39,988,556
Galaxy Funding, Inc., 1.80%, 12/08/2004	25,000,000	24,991,250
Gemini Securitization Corp., 2.08%, 12/20/2004	30,000,000	29,967,067
Giro Multi Funding Corp., 2.16%, 12/27/2004	35,000,000	34,945,400
Greyhawk Fund Corp., 2.06%, 12/01/2004	25,000,000	25,000,000
International Lease Financial Corp., 1.96%, 12/02/2004	20,892,000	20,890,863
Perry Global Fund, 2.32%, 02/23/2005	50,000,000	49,729,333
Sheffield Receivables Corp., 2.18%, 01/10/2005	30,000,000	29,927,333
Surrey Funding Corp.:
2.01%, 12/08/2004	24,000,000	23,990,620
2.12%, 12/21/2004	19,000,000	18,977,622
Thames Asset Global Security, 2.10%, 12/23/2004	43,005,000	42,949,810
Three Crowns Funding Corp., 2.08%, 12/20/2004	27,000,000	26,970,360
Three Pillars Funding Corp., 2.07%, 12/16/2004	40,000,000	39,965,500
Triple A One Funding Corp., 2.15%, 12/29/2004	33,318,000	33,262,285
Tulip Funding Corp., 2.15%, 12/29/2004	26,422,000	26,377,817
Windmill Funding Corp., 2.11%, 12/27/2004	30,000,000	29,954,283
Yorktown Capital LLC, 2.08%, 12/20/2004	50,000,000	49,945,111

Total Commercial Paper (cost $727,040,488)		727,040,488

CORPORATE BONDS 18.3%
Capital Markets 2.2%
Lehman Brothers Holdings, Inc., FRN, 2.10%, 12/20/2004	30,000,000	30,000,000
Morgan Stanley, FRN, 2.22%, 12/15/2004	6,700,000	6,699,899

		36,699,899

Commercial Banks 2.9%
Bank of America, Corp., 6.90%, 09/01/2005	11,390,000	11,780,716
Wells Fargo Bank, 2.05%, 12/02/2004	35,000,000	35,000,000

		46,780,716

Consumer Finance 5.2%
American Express Credit Corp., 2.31%, 12/27/2004	28,000,000	28,003,261
FleetBoston Financial Corp., 7.25%, 09/15/2005	29,360,000	30,466,191
Sigma Finance, Inc., 1.58%, 05/06/2005	10,000,000	10,000,000
Spear Leeds & Kellogg LP, 8.25%, 08/15/2005	15,000,000	15,611,805

		84,081,257

Diversified Financial Services 3.1%
General Electric Capital Corp.:
8.85%, 04/01/2005	10,000,000	10,222,763
FRN, 2.21%, 12/17/2004	40,000,000	40,000,000

		50,222,763

Health Care Providers & Services 0.9%
AARP, 2.15%, 12/02/2004	15,000,000	15,000,000

[1]

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Hotels, Restaurants & Leisure 1.9%
McDonald's Corp., 4.55%, 03/07/2005	$30,000,000	$30,243,613

Pharmaceuticals 2.1%
Pfizer, Inc., 2.12%, 02/04/2005	35,000,000	35,000,000

Total Corporate Bonds (cost $298,028,248)		298,028,248

FUNDING AGREEMENTS 4.0%
Transamerica Finance Corp., 2.19%, 12/01/2004	15,000,000	15,000,000
Transamerica Occidental, 2.18%, 12/01/2004	50,000,000	50,000,000

Total Funding Agreements (cost $65,000,000)		65,000,000

MUNICIPAL OBLIGATIONS 3.0%
Education 0.9%
Western Michigan Univ. RB, Ser. B, 2.08%, 12/02/2004	14,800,000	14,800,000

Industrial Development Revenue 1.1%
SF Tarns LLC, RB, 2.25%, 12/02/2004	17,260,000	17,260,000

Port Authority 1.0%
Summit Cnty., OH Port Auth. RB, 2.10%, 12/02/2004	17,125,000	17,125,000

Total Municipal Obligations (cost $49,185,000)		49,185,000

TIME DEPOSITS 8.1%
Societe Generale, 1.97%, 12/01/2004	50,000,000	50,000,000
State Street Bank Euro Time Deposit, 2.00%, 12/01/2004	82,183,719	82,183,719

Total Time Deposits (cost $132,183,719)		132,183,719

U.S. GOVERNMENT & AGENCY OBLIGATIONS 9.7%
FHLB:
1.51%, 02/02/2005	24,000,000	24,000,000
2.04%, 06/14/2005	15,000,000	15,000,000
2.22%, 08/09/2005	15,000,000	15,000,000
2.53%, 02/11/2005	25,000,000	25,000,000
FHLMC:
1.52%, 12/24/2004	20,000,000	20,000,000
2.62%, 01/19/2005	35,000,000	35,000,000
FNMA:
2.32%, 09/12/2005	15,000,000	15,000,000
2.50%, 04/20/2005	10,000,000	10,000,000

Total U.S. Government & Agency Obligations (cost $159,000,000)		159,000,000

YANKEE OBLIGATIONS-CORPORATE 7.3%
Commercial Banks 5.8%
Abbey National plc, 6.69%, 10/17/2005	18,290,000	18,939,098
HBOS Treasury Services plc, FRN, 2.39%, 02/20/2005	50,000,000	50,000,000
Northern Rock plc, 2.02%, 01/13/2005	25,250,000	25,250,000

		94,189,098

Insurance 1.5%
Allstate Life Funding LLC, 2.08%, 12/30/2004	25,000,000	25,001,359

Total Yankee Obligations-Corporate (cost $119,190,457)		119,190,457

	Shares	Value

MUTUAL FUND SHARES 0.1%
Citifunds Cash Reserves	1,081,915	1,081,915
Federated Prime Value Obligations Fund	275,796	275,796
Federated U.S. Treasury Cash Reserve	62,210	62,210

Total Mutual Fund Shares (cost $1,419,921)		1,419,921

Total Investments (cost $1,631,047,833) 99.9%		1,631,047,833
Other Assets and Liabilities 0.1%		1,960,779

Net Assets 100.0%		$1,633,008,612

[2]

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
November 30, 2004 (unaudited)
Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
RB	Revenue Bond

On November 30, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[3]

Item 2 - Controls and Procedures

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: January 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: January 28, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: January 28, 2005